FINANCIAL STATEMENTS

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Years Ended December 31, 2024 and 2023

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Financial Statements

Years Ended December 31, 2024 and 2023

Ernst & Young LLP 155 North Wacker Drive Chicago, IL 60606-1787	Tel: +1 312 879 2000 Fax: +1 312 879 4000 ey.com

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Financial Life Insurance Company and

Contract Owners of ML of New York Variable Annuity Separate Account A

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the table below that comprise ML of New York Variable Annuity Separate Account A (the Separate Account), as of December 31, 2024, the related statements of operations and changes in net assets for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2024, the results of its operations and changes in its net assets for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Subaccounts
AB Discovery Value Class A Shares (1)	Invesco V.I. American Value Series I Shares (1)
AB International Value Class A Shares (1)	Invesco V.I. Comstock Series I Shares (1)
AB Large Cap Growth Class A Shares (1)	Invesco V.I. EQV International Equity Series I Shares (1)
AB Relative Value Class A Shares (1)	Invesco V.I. Main Street Series II Shares (1)
AB Sustainable Global Thematic Growth Class A Shares (1)	Invesco V.I. Main Street Mid Cap Series I Shares (1)
American Funds - Asset Allocation Class 2 Shares (1)	Janus Henderson - Enterprise Service Shares (1)
American Funds - Growth Class 2 Shares (1)	Janus Henderson - Forty Service Shares (1)
American Funds - Growth-Income Class 2 Shares (1)	LVIP American Century Ultra Standard Class II Shares (2)
American Funds - International Class 2 Shares (1)	MFS® Growth Initial Class (1)

Ernst & Young LLP 155 North Wacker Drive Chicago, IL 60606-1787	Tel: +1 312 879 2000 Fax: +1 312 879 4000 ey.com

American Funds - The Bond Fund of America Class 2 Shares (1)	PIMCO CommodityRealReturn® Strategy Administrative Class (1)
BlackRock Advantage Large Cap Core V.I. Class I Shares (1)	PIMCO Low Duration Administrative Class (1)
BlackRock Advantage Large Cap Value V.I. Class I Shares (1)	PIMCO Real Return Administrative Class (1)
BlackRock Advantage SMID Cap V.I. Class I Shares (1)	PIMCO Total Return Administrative Class (1)
BlackRock Basic Value V.I. Class I Shares (1)	Pioneer High Yield VCT Class II Shares (1)
BlackRock Equity Dividend V.I. Class I Shares (1)	TA Aegon Sustainable Equity Income Service Class (1)
BlackRock Global Allocation V.I. Class I Shares (1)	TA BlackRock iShares Edge 40 Service Class (1)
BlackRock Government Money Market V.I. Class I Shares (1)	TA International Focus Initial Class (1)
BlackRock High Yield V.I. Class I Shares (1)	TA Janus Balanced Service Class (1)
BlackRock International V.I. Class I Shares (1)	TA Janus Mid-Cap Growth Service Class (1)
BlackRock Large Cap Focus Growth V.I. Class I Shares (1)	TA JPMorgan Enhanced Index Initial Class (1)
BlackRock Managed Volatility V.I. Class I Shares (1)	TA Morgan Stanley Global Allocation Service Class (1)
BlackRock S&P 500 Index V.I. Class I Shares (1)	TA Multi-Managed Balanced Service Class (1)
BlackRock Total Return V.I. Class I Shares (1)	TA Small/Mid Cap Value Service Class (1)
Davis Equity (1)	TA T. Rowe Price Small Cap Initial Class (1)
Eaton Vance VT Floating-Rate Income (1)	TA TSW International Equity Service Class (1)
Federated Hermes Kaufmann II Primary Shares (1)	TA WMC US Growth Initial Class (1)
Federated Hermes Managed Volatility II Primary Shares (1)	TA WMC US Growth Service Class (1)
Franklin Templeton Foreign Class 2 Shares (1)	Wanger Acorn (1)
Franklin Templeton Growth Class 2 Shares (1)	Wanger International (1)
Invesco V.I. American Franchise Series I Shares (1)

Ernst & Young LLP 155 North Wacker Drive Chicago, IL 60606-1787	Tel: +1 312 879 2000 Fax: +1 312 879 4000 ey.com

(1) Statements of operations and changes in net assets for the year ended December 31, 2024

(2) Statements of operations and changes in net assets for the period April 26, 2024 (commencement of operations) through December 31, 2024

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the auditor of the Separate Account since 2024.

Chicago, IL

April 18, 2025

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Financial Life Insurance Company and the Contract Owners of ML of New York Variable Annuity Separate Account A

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of ML of New York Variable Annuity Separate Account A indicated in the table below as of December 31, 2023, and the related statements of operations and changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of ML of New York Variable Annuity Separate Account A as of December 31, 2023, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

AB Discovery Value Class A Shares (1)	Invesco V.I. American Franchise Series I Shares (1)
AB International Value Class A Shares (1)	Invesco V.I. American Value Series I Shares (1)
AB Large Cap Growth Class A Shares (1)	Invesco V.I. Comstock Series I Shares (1)
AB Relative Value Class A Shares (1)	Invesco V.I. Core Equity Series I Shares (1)
AB Sustainable Global Thematic Growth Class A Shares (1)	Invesco V.I. EQV International Equity Series I Shares (1)
American Century VP Ultra® Class I Shares (1)	Invesco V.I. Main Street Series II Shares (1)
American Funds - Asset Allocation Class 2 Shares (1)	Invesco V.I. Main Street Mid Cap Series I Shares (1)
American Funds - Growth Class 2 Shares (1)	Janus Henderson - Enterprise Service Shares (1)
American Funds - Growth-Income Class 2 Shares (1)	Janus Henderson - Forty Service Shares (1)
American Funds - International Class 2 Shares (1)	MFS® Growth Initial Class (1)
American Funds - The Bond Fund of America Class 2 Shares (1)	PIMCO CommodityRealReturn® Strategy Administrative Class (1)
BlackRock Advantage Large Cap Core V.I. Class I Shares (1)	PIMCO Low Duration Administrative Class (1)
BlackRock Advantage Large Cap Value V.I. Class I Shares (1)	PIMCO Real Return Administrative Class (1)
BlackRock Advantage SMID Cap V.I. Class I Shares (1)	PIMCO Total Return Administrative Class (1)
BlackRock Basic Value V.I. Class I Shares (1)	Pioneer High Yield VCT Class II Shares (1)
BlackRock Capital Appreciation V.I. Class I Shares (1)	TA Aegon Sustainable Equity Income Service Class (1)
BlackRock Equity Dividend V.I. Class I Shares (1)	TA BlackRock iShares Edge 40 Service Class (1)
BlackRock Global Allocation V.I. Class I Shares (1)	TA International Focus Initial Class (1)
BlackRock Government Money Market V.I. Class I Shares (1)	TA Janus Balanced Service Class (1)

BlackRock High Yield V.I. Class I Shares (1)	TA Janus Mid-Cap Growth Service Class (1)
BlackRock International V.I. Class I Shares (1)	TA JPMorgan Enhanced Index Initial Class (1)
BlackRock Large Cap Focus Growth V.I. Class I Shares (1)	TA Morgan Stanley Global Allocation Service Class (1)
BlackRock Managed Volatility V.I. Class I Shares (1)	TA Multi-Managed Balanced Service Class (1)
BlackRock S&P 500 Index V.I. Class I Shares (1)	TA Small/Mid Cap Value Service Class (1)
BlackRock Total Return V.I. Class I Shares (1)	TA T. Rowe Price Small Cap Initial Class (1)
Davis Value (1)	TA TS&W International Equity Service Class (1)
Eaton Vance VT Floating-Rate Income (1)	TA WMC US Growth Initial Class (2)
Federated Hermes Kaufmann II Primary Shares (1)	TA WMC US Growth Service Class (1)
Federated Hermes Managed Volatility II Primary Shares (1)	Wanger Acorn (1)
Franklin Templeton Foreign Class 2 Shares (1)	Wanger International (1)
Franklin Templeton Growth Class 2 Shares (1)

(1)	Statements of operations and changes in net assets for the years ended December 31, 2023 and 2022
(2)	Statements of operations and changes in net assets for the period April 28, 2023 (commencement of operations) through December 31, 2023

Basis for Opinions

These financial statements are the responsibility of the Transamerica Financial Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of ML of New York Variable Annuity Separate Account A based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of ML of New York Variable Annuity Separate Account A in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2023 by correspondence with the custodian, the transfer agents, or the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 19, 2024

We have served as the auditor of one or more of the subaccounts of ML of New York Variable Annuity Separate Account A since 2014.

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Statements of Assets and Liabilities

December 31, 2024

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
AB Discovery Value Class A Shares	12,115.239	$221,319	$221,951	$23	$221,974	5,330	$39.744646	$ 43.092196
AB International Value Class A Shares	1,157.493	15,666	17,501	-	17,501	2,133	7.640334	8.204728
AB Large Cap Growth Class A Shares	102,395.012	6,212,532	9,144,899	(9)	9,144,890	90,865	37.706809	107.266407
AB Relative Value Class A Shares	16,514.025	457,129	523,164	-	523,164	12,592	41.347303	42.403325
AB Sustainable Global Thematic Growth Class A Shares	102,265.164	2,479,205	3,592,575	13	3,592,588	183,923	19.533088	19.533088
American Funds - Asset Allocation Class 2 Shares	20,821.351	455,946	534,068	(11)	534,057	16,293	32.718087	35.474047
American Funds - Growth Class 2 Shares	18,839.345	1,467,158	2,369,801	2	2,369,803	30,080	75.761875	82.142876
American Funds - Growth-Income Class 2 Shares	10,357.590	511,899	708,252	(1)	708,251	14,351	47.141173	51.112165
American Funds - International Class 2 Shares	112,967.996	1,762,984	2,005,182	6	2,005,188	90,202	21.464653	23.273138
American Funds - The Bond Fund of America Class 2 Shares	29,033.090	277,155	264,782	(1)	264,781	21,798	11.759831	12.750519
BlackRock Advantage Large Cap Core V.I. Class I Shares	703,961.763	15,517,894	16,205,200	17	16,205,217	128,624	51.814859	140.775367
BlackRock Advantage Large Cap Value V.I. Class I Shares	331,254.852	3,178,681	3,249,610	19	3,249,629	71,741	36.289468	46.070449
BlackRock Advantage SMID Cap V.I. Class I Shares	408,593.558	9,204,170	9,626,464	3	9,626,467	76,275	38.909711	133.311498
BlackRock Basic Value V.I. Class I Shares	991,599.539	13,230,354	12,841,214	(3)	12,841,211	142,769	33.322594	108.225558
BlackRock Equity Dividend V.I. Class I Shares	101,484.376	1,123,710	1,071,675	-	1,071,675	11,327	94.613539	94.613539
BlackRock Global Allocation V.I. Class I Shares	887,307.787	14,907,140	14,622,832	(13)	14,622,819	278,179	27.272821	59.000535
BlackRock Government Money Market V.I. Class I Shares	8,010,237.581	8,010,238	8,010,238	(308)	8,009,930	592,628	9.722727	14.068584
BlackRock High Yield V.I. Class I Shares	485,770.597	3,376,187	3,356,675	17,819	3,374,494	84,283	23.847889	52.515561
BlackRock International V.I. Class I Shares	350,218.424	3,822,588	3,526,700	(1)	3,526,699	143,669	18.905998	25.688152
BlackRock Large Cap Focus Growth V.I. Class I Shares	250,245.865	4,396,192	5,808,207	13	5,808,220	95,352	60.345676	73.032170
BlackRock Managed Volatility V.I. Class I Shares	66,318.670	904,652	981,516	-	981,516	30,984	31.678494	31.678494
BlackRock S&P 500 Index V.I. Class I Shares	814,959.241	20,268,396	28,572,471	(15)	28,572,456	372,223	39.151725	84.888653
BlackRock Total Return V.I. Class I Shares	498,779.313	5,551,613	4,947,891	17,567	4,965,458	256,401	12.664904	25.862382
Davis Equity	684,015.796	4,583,965	3,974,132	(2)	3,974,130	105,604	33.595354	42.615795
Eaton Vance VT Floating-Rate Income	69,554.450	598,185	598,864	(1,449)	597,415	37,083	15.917557	17.258811
Federated Hermes Kaufmann II Primary Shares	50,870.088	955,522	999,089	(2)	999,087	22,250	42.615642	46.834124
Federated Hermes Managed Volatility II Primary Shares	14,307.208	129,684	145,790	-	145,790	11,100	12.941964	13.276465
Franklin Templeton Foreign Class 2 Shares	7,366.877	89,657	101,368	-	101,368	5,807	16.598521	17.997485
Franklin Templeton Growth Class 2 Shares	4,014.573	40,756	50,102	(1)	50,101	2,581	19.142600	20.755388
Invesco V.I. American Franchise Series I Shares	16,714.802	1,004,880	1,329,328	6	1,329,334	28,727	26.779506	55.209786
Invesco V.I. American Value Series I Shares	-	-	-	-	-	-	14.647713	14.864802
Invesco V.I. Comstock Series I Shares	180,477.431	3,294,544	3,739,492	2	3,739,494	89,857	38.556435	42.431436
Invesco V.I. EQV International Equity Series I Shares	15,580.318	534,987	522,252	(1)	522,251	30,061	16.639111	29.996574
Invesco V.I. Main Street Series II Shares	-	-	-	-	-	-	43.630130	47.305320
Invesco V.I. Main Street Mid Cap Series I Shares	6,402.070	60,554	71,447	1	71,448	2,160	32.407587	35.137758
Janus Henderson - Enterprise Service Shares	707.247	43,080	52,845	(73)	52,772	1,048	48.575356	52.162782
Janus Henderson - Forty Service Shares	4,815.341	157,410	245,871	(33)	245,838	3,971	60.893925	65.390589
LVIP American Century Ultra Standard Class II Shares	11,046.219	284,483	335,264	-	335,264	27,851	12.013533	12.046506
MFS® Growth Initial Class	91,672.327	5,572,756	6,720,498	(2)	6,720,496	92,675	34.364576	102.590354
PIMCO CommodityRealReturn® Strategy Administrative Class	45,607.332	317,179	248,560	2	248,562	30,788	7.858242	8.520582
PIMCO Low Duration Administrative Class	141,993.448	1,364,097	1,368,817	(762)	1,368,055	114,941	11.528328	12.379568
PIMCO Real Return Administrative Class	84,005.125	1,020,277	966,899	(2,271)	964,628	66,386	14.009732	15.190138
PIMCO Total Return Administrative Class	748,287.403	7,556,739	6,764,518	(1,763)	6,762,755	400,107	14.676519	19.277139

See accompanying notes.	6

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Statements of Assets and Liabilities

December 31, 2024

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

Pioneer High Yield VCT Class II Shares	6,144.160	$49,058	$51,611	$(375)	$51,236	2,492	$19.528303	$ 21.173477
TA Aegon Sustainable Equity Income Service Class	88,362.138	1,538,931	1,852,954	(2)	1,852,952	109,657	16.611345	17.352026
TA BlackRock iShares Edge 40 Service Class	-	-	-	-	-	-	12.670980	13.552179
TA International Focus Initial Class	123,616.892	1,064,890	1,003,769	(3)	1,003,766	83,281	12.052696	12.052696
TA Janus Balanced Service Class	7,735.123	124,318	135,751	-	135,751	7,671	17.423225	17.973462
TA Janus Mid-Cap Growth Service Class	31,482.386	972,987	934,712	41	934,753	30,569	29.955652	31.554831
TA JPMorgan Enhanced Index Initial Class	373,808.502	9,755,576	10,679,709	28	10,679,737	431,905	24.241242	24.967290
TA Morgan Stanley Global Allocation Service Class	1,383.939	16,935	17,964	(1)	17,963	1,336	13.449016	13.490779
TA Multi-Managed Balanced Service Class	4,205.999	64,945	67,548	-	67,548	3,853	17.259454	17.804513
TA Small/Mid Cap Value Service Class	75,605.977	1,515,127	1,431,221	2	1,431,223	45,256	30.896784	33.045672
TA T. Rowe Price Small Cap Initial Class	53,144.291	687,726	658,989	(1)	658,988	36,836	17.855500	18.444675
TA TSW International Equity Service Class	5,808.187	76,153	83,464	-	83,464	6,955	11.840789	12.195566
TA WMC US Growth Initial Class	666.195	20,527	28,020	1	28,021	583	46.394998	49.683951
TA WMC US Growth Service Class	41,465.480	1,267,790	1,641,204	(19)	1,641,185	34,514	46.267911	49.485132
Wanger Acorn	28,771.375	305,888	437,900	(8)	437,892	10,901	38.914594	42.193817
Wanger International	50,830.471	885,154	937,314	4	937,318	64,038	14.211178	15.260809

See accompanying notes.	7

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	AB Discovery Value Class A Shares	AB International Value Class A Shares	AB Large Cap Growth Class A Shares	AB Relative Value Class A Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2022:	$195,952	$59,847	$6,511,742	$477,856

Investment Income:
Reinvested Dividends	2,178	130	-	7,416
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,871	244	98,471	7,657

Net Investment Income (Loss)	(693)	(114)	(98,471)	(241)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	17,157	-	480,865	38,996
Realized Gain (Loss) on Investments	(1,731)	3,095	402,934	(1,822)

Net Realized Capital Gains (Losses) on Investments	15,426	3,095	883,799	37,174
Net Change in Unrealized Appreciation (Depreciation)	17,305	2,896	1,301,173	11,837

Net Gain (Loss) on Investment	32,731	5,991	2,184,972	49,011

Net Increase (Decrease) in Net Assets Resulting from Operations	32,038	5,877	2,086,501	48,770

Increase (Decrease) in Net Assets from Contract Transactions	441	(49,378)	(604,710)	(9,649)

Total Increase (Decrease) in Net Assets	32,479	(43,501)	1,481,791	39,121

Net Assets as of December 31, 2023:	$228,431	$16,346	$7,993,533	$516,977

Investment Income:
Reinvested Dividends	1,995	446	4,771	7,866
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,199	205	121,546	8,588

Net Investment Income (Loss)	(1,204)	241	(116,775)	(722)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	11,357	-	353,514	18,686
Realized Gain (Loss) on Investments	(1,839)	232	343,918	3,564

Net Realized Capital Gains (Losses) on Investments	9,518	232	697,432	22,250
Net Change in Unrealized Appreciation (Depreciation)	10,375	101	1,252,035	36,960

Net Gain (Loss) on Investment	19,893	333	1,949,467	59,210

Net Increase (Decrease) in Net Assets Resulting from Operations	18,689	574	1,832,692	58,488

Increase (Decrease) in Net Assets from Contract Transactions	(25,146)	581	(681,335)	(52,301)

Total Increase (Decrease) in Net Assets	(6,457)	1,155	1,151,357	6,187

Net Assets as of December 31, 2024:	$221,974	$17,501	$9,144,890	$523,164

See Accompanying Notes. (1) See Footnote 1	8

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	AB Sustainable Global Thematic Growth Class A Shares	American Funds - Asset Allocation Class 2 Shares	American Funds - Growth Class 2 Shares	American Funds - Growth-Income Class 2 Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2022:	$3,013,441	$436,388	$1,827,966	$513,283

Investment Income:
Reinvested Dividends	9,186	10,232	6,812	7,431
Investment Expense:
Mortality and Expense Risk and Administrative Charges	42,906	8,073	30,610	8,565

Net Investment Income (Loss)	(33,720)	2,159	(23,798)	(1,134)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	190,049	17,438	106,529	29,719
Realized Gain (Loss) on Investments	26,816	502	33,022	6,009

Net Realized Capital Gains (Losses) on Investments	216,865	17,940	139,551	35,728
Net Change in Unrealized Appreciation (Depreciation)	251,325	33,126	479,981	85,067

Net Gain (Loss) on Investment	468,190	51,066	619,532	120,795

Net Increase (Decrease) in Net Assets Resulting from Operations	434,470	53,225	595,734	119,661

Increase (Decrease) in Net Assets from Contract Transactions	(11,899)	(2,980)	(314,008)	(48,571)

Total Increase (Decrease) in Net Assets	422,571	50,245	281,726	71,090

Net Assets as of December 31, 2023:	$3,436,012	$486,633	$2,109,692	$584,373

Investment Income:
Reinvested Dividends	-	11,358	7,523	7,402
Investment Expense:
Mortality and Expense Risk and Administrative Charges	49,242	9,344	36,293	10,412

Net Investment Income (Loss)	(49,242)	2,014	(28,770)	(3,010)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	10,349	22,428	53,372	29,325
Realized Gain (Loss) on Investments	30,829	4,064	109,069	4,172

Net Realized Capital Gains (Losses) on Investments	41,178	26,492	162,441	33,497
Net Change in Unrealized Appreciation (Depreciation)	172,334	40,566	441,069	99,341

Net Gain (Loss) on Investment	213,512	67,058	603,510	132,838

Net Increase (Decrease) in Net Assets Resulting from Operations	164,270	69,072	574,740	129,828

Increase (Decrease) in Net Assets from Contract Transactions	(7,694)	(21,648)	(314,629)	(5,950)

Total Increase (Decrease) in Net Assets	156,576	47,424	260,111	123,878

Net Assets as of December 31, 2024:	$3,592,588	$534,057	$2,369,803	$708,251

See Accompanying Notes. (1) See Footnote 1	9

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	American Funds - International Class 2 Shares	American Funds - The Bond Fund of America Class 2 Shares	BlackRock Advantage Large Cap Core V.I. Class I Shares	BlackRock Advantage Large Cap Value V.I. Class I Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2022:	$1,933,537	$337,065	$13,152,322	$3,803,714

Investment Income:
Reinvested Dividends	25,852	8,436	117,560	54,303
Investment Expense:
Mortality and Expense Risk and Administrative Charges	31,982	4,711	188,686	48,111

Net Investment Income (Loss)	(6,130)	3,725	(71,126)	6,192

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	134,543
Realized Gain (Loss) on Investments	20,272	(3,142)	(973,968)	(77,472)

Net Realized Capital Gains (Losses) on Investments	20,272	(3,142)	(973,968)	57,071
Net Change in Unrealized Appreciation (Depreciation)	251,838	8,441	3,943,905	343,444

Net Gain (Loss) on Investment	272,110	5,299	2,969,937	400,515

Net Increase (Decrease) in Net Assets Resulting from Operations	265,980	9,024	2,898,811	406,707

Increase (Decrease) in Net Assets from Contract Transactions	(146,752)	(98,361)	(1,419,345)	(602,527)

Total Increase (Decrease) in Net Assets	119,228	(89,337)	1,479,466	(195,820)

Net Assets as of December 31, 2023:	$2,052,765	$247,728	$14,631,788	$3,607,894

Investment Income:
Reinvested Dividends	23,881	10,994	114,403	50,399
Investment Expense:
Mortality and Expense Risk and Administrative Charges	33,472	4,293	221,014	50,174

Net Investment Income (Loss)	(9,591)	6,701	(106,611)	225

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	1,625,924	453,564
Realized Gain (Loss) on Investments	42,663	(311)	172,295	75,094

Net Realized Capital Gains (Losses) on Investments	42,663	(311)	1,798,219	528,658
Net Change in Unrealized Appreciation (Depreciation)	3,780	(7,270)	1,687,968	594

Net Gain (Loss) on Investment	46,443	(7,581)	3,486,187	529,252

Net Increase (Decrease) in Net Assets Resulting from Operations	36,852	(880)	3,379,576	529,477

Increase (Decrease) in Net Assets from Contract Transactions	(84,429)	17,933	(1,806,147)	(887,742)

Total Increase (Decrease) in Net Assets	(47,577)	17,053	1,573,429	(358,265)

Net Assets as of December 31, 2024:	$2,005,188	$264,781	$16,205,217	$3,249,629

See Accompanying Notes. (1) See Footnote 1	10

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	BlackRock Advantage SMID Cap V.I. Class I Shares	BlackRock Basic Value V.I. Class I Shares	BlackRock Equity Dividend V.I. Class I Shares	BlackRock Global Allocation V.I. Class I Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2022:	$9,848,612	$12,505,672	$981,867	$15,145,637

Investment Income:
Reinvested Dividends	89,301	215,770	19,982	328,093
Investment Expense:
Mortality and Expense Risk and Administrative Charges	129,584	168,699	13,191	205,289

Net Investment Income (Loss)	(40,283)	47,071	6,791	122,804

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	484,188	48,239	-
Realized Gain (Loss) on Investments	(545,847)	(477,838)	3,663	(205,065)

Net Realized Capital Gains (Losses) on Investments	(545,847)	6,350	51,902	(205,065)
Net Change in Unrealized Appreciation (Depreciation)	2,103,853	1,684,302	42,155	1,700,512

Net Gain (Loss) on Investment	1,558,006	1,690,652	94,057	1,495,447

Net Increase (Decrease) in Net Assets Resulting from Operations	1,517,723	1,737,723	100,848	1,618,251

Increase (Decrease) in Net Assets from Contract Transactions	(1,383,019)	(1,518,124)	(76,224)	(1,373,154)

Total Increase (Decrease) in Net Assets	134,704	219,599	24,624	245,097

Net Assets as of December 31, 2023:	$9,983,316	$12,725,271	$1,006,491	$15,390,734

Investment Income:
Reinvested Dividends	73,992	265,374	27,337	196,426
Investment Expense:
Mortality and Expense Risk and Administrative Charges	136,588	181,852	14,565	209,148

Net Investment Income (Loss)	(62,596)	83,522	12,772	(12,722)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	953,821	81,198	920,896
Realized Gain (Loss) on Investments	(334,459)	83,057	669	154,314

Net Realized Capital Gains (Losses) on Investments	(334,459)	1,036,878	81,867	1,075,210
Net Change in Unrealized Appreciation (Depreciation)	1,410,368	5,281	(8,622)	77,437

Net Gain (Loss) on Investment	1,075,909	1,042,159	73,245	1,152,647

Net Increase (Decrease) in Net Assets Resulting from Operations	1,013,313	1,125,681	86,017	1,139,925

Increase (Decrease) in Net Assets from Contract Transactions	(1,370,162)	(1,009,741)	(20,833)	(1,907,840)

Total Increase (Decrease) in Net Assets	(356,849)	115,940	65,184	(767,915)

Net Assets as of December 31, 2024:	$9,626,467	$12,841,211	$1,071,675	$14,622,819

See Accompanying Notes. (1) See Footnote 1	11

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	BlackRock Government Money Market V.I. Class I Shares	BlackRock High Yield V.I. Class I Shares	BlackRock International V.I. Class I Shares	BlackRock Large Cap Focus Growth V.I. Class I Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2022:	$5,784,634	$3,691,849	$3,603,236	$3,555,942

Investment Income:
Reinvested Dividends	335,910	245,742	32,760	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	96,007	52,230	53,371	58,657

Net Investment Income (Loss)	239,903	193,512	(20,611)	(58,657)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	84,772
Realized Gain (Loss) on Investments	-	(59,633)	5,450	77,643

Net Realized Capital Gains (Losses) on Investments	-	(59,633)	5,450	162,415
Net Change in Unrealized Appreciation (Depreciation)	-	279,703	622,395	1,631,777

Net Gain (Loss) on Investment	-	220,070	627,845	1,794,192

Net Increase (Decrease) in Net Assets Resulting from Operations	239,903	413,582	607,234	1,735,535

Increase (Decrease) in Net Assets from Contract Transactions	1,276,670	(247,570)	(242,221)	(394,275)

Total Increase (Decrease) in Net Assets	1,516,573	166,012	365,013	1,341,260

Net Assets as of December 31, 2023:	$7,301,207	$3,857,861	$3,968,249	$4,897,202

Investment Income:
Reinvested Dividends	373,717	251,410	20,914	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	105,405	51,037	53,844	74,069

Net Investment Income (Loss)	268,312	200,373	(32,930)	(74,069)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	442,137
Realized Gain (Loss) on Investments	-	(33,121)	(252)	316,149

Net Realized Capital Gains (Losses) on Investments	-	(33,121)	(252)	758,286
Net Change in Unrealized Appreciation (Depreciation)	-	70,476	2,003	711,035

Net Gain (Loss) on Investment	-	37,355	1,751	1,469,321

Net Increase (Decrease) in Net Assets Resulting from Operations	268,312	237,728	(31,179)	1,395,252

Increase (Decrease) in Net Assets from Contract Transactions	440,411	(721,095)	(410,371)	(484,234)

Total Increase (Decrease) in Net Assets	708,723	(483,367)	(441,550)	911,018

Net Assets as of December 31, 2024:	$8,009,930	$3,374,494	$3,526,699	$5,808,220

See Accompanying Notes. (1) See Footnote 1	12

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	BlackRock Managed Volatility V.I. Class I Shares	BlackRock S&P 500 Index V.I. Class I Shares	BlackRock Total Return V.I. Class I Shares	Davis Equity
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2022:	$1,185,999	$19,617,519	$5,854,295	$3,410,072

Investment Income:
Reinvested Dividends	91,876	299,654	212,689	45,948
Investment Expense:
Mortality and Expense Risk and Administrative Charges	15,059	299,801	76,467	49,008

Net Investment Income (Loss)	76,817	(147)	136,222	(3,060)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	878,284	-	367,041
Realized Gain (Loss) on Investments	36,581	217,768	(146,887)	(254,718)

Net Realized Capital Gains (Losses) on Investments	36,581	1,096,052	(146,887)	112,323
Net Change in Unrealized Appreciation (Depreciation)	(93,582)	3,646,715	242,524	839,019

Net Gain (Loss) on Investment	(57,001)	4,742,767	95,637	951,342

Net Increase (Decrease) in Net Assets Resulting from Operations	19,816	4,742,620	231,859	948,282

Increase (Decrease) in Net Assets from Contract Transactions	(138,292)	(487,164)	(691,731)	(583,988)

Total Increase (Decrease) in Net Assets	(118,476)	4,255,456	(459,872)	364,294

Net Assets as of December 31, 2023:	$1,067,523	$23,872,975	$5,394,423	$3,774,366

Investment Income:
Reinvested Dividends	2,594	348,595	230,468	43,159
Investment Expense:
Mortality and Expense Risk and Administrative Charges	14,629	373,972	72,852	56,970

Net Investment Income (Loss)	(12,035)	(25,377)	157,616	(13,811)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	1,158,654	-	803,840
Realized Gain (Loss) on Investments	46,254	588,214	(146,456)	(132,102)

Net Realized Capital Gains (Losses) on Investments	46,254	1,746,868	(146,456)	671,738
Net Change in Unrealized Appreciation (Depreciation)	73,857	3,736,851	(7,805)	(49,951)

Net Gain (Loss) on Investment	120,111	5,483,719	(154,261)	621,787

Net Increase (Decrease) in Net Assets Resulting from Operations	108,076	5,458,342	3,355	607,976

Increase (Decrease) in Net Assets from Contract Transactions	(194,083)	(758,861)	(432,320)	(408,212)

Total Increase (Decrease) in Net Assets	(86,007)	4,699,481	(428,965)	199,764

Net Assets as of December 31, 2024:	$981,516	$28,572,456	$4,965,458	$3,974,130

See Accompanying Notes. (1) See Footnote 1	13

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	Eaton Vance VT Floating-Rate Income	Federated Hermes Kaufmann II Primary Shares	Federated Hermes Managed Volatility II Primary Shares	Franklin Templeton Foreign Class 2 Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2022:	$584,058	$1,048,561	$131,657	$151,761

Investment Income:
Reinvested Dividends	45,089	-	2,445	3,878
Investment Expense:
Mortality and Expense Risk and Administrative Charges	8,120	14,277	1,834	1,662

Net Investment Income (Loss)	36,969	(14,277)	611	2,216

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(2,008)	1,138	(995)	5,333

Net Realized Capital Gains (Losses) on Investments	(2,008)	1,138	(995)	5,333
Net Change in Unrealized Appreciation (Depreciation)	14,546	148,249	9,375	17,878

Net Gain (Loss) on Investment	12,538	149,387	8,380	23,211

Net Increase (Decrease) in Net Assets Resulting from Operations	49,507	135,110	8,991	25,427

Increase (Decrease) in Net Assets from Contract Transactions	(105,525)	(114,863)	(6,896)	(48,373)

Total Increase (Decrease) in Net Assets	(56,018)	20,247	2,095	(22,946)

Net Assets as of December 31, 2023:	$528,040	$1,068,808	$133,752	$128,815

Investment Income:
Reinvested Dividends	44,175	9,380	3,119	2,585
Investment Expense:
Mortality and Expense Risk and Administrative Charges	8,391	14,312	2,022	1,551

Net Investment Income (Loss)	35,784	(4,932)	1,097	1,034

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	30,954	-	-
Realized Gain (Loss) on Investments	15	32,056	270	5,090

Net Realized Capital Gains (Losses) on Investments	15	63,010	270	5,090
Net Change in Unrealized Appreciation (Depreciation)	(2,542)	93,191	16,934	(7,375)

Net Gain (Loss) on Investment	(2,527)	156,201	17,204	(2,285)

Net Increase (Decrease) in Net Assets Resulting from Operations	33,257	151,269	18,301	(1,251)

Increase (Decrease) in Net Assets from Contract Transactions	36,118	(220,990)	(6,263)	(26,196)

Total Increase (Decrease) in Net Assets	69,375	(69,721)	12,038	(27,447)

Net Assets as of December 31, 2024:	$597,415	$999,087	$145,790	$101,368

See Accompanying Notes. (1) See Footnote 1	14

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	Franklin Templeton Growth Class 2 Shares	Invesco V.I. American Franchise Series I Shares	Invesco V.I. American Value Series I Shares	Invesco V.I. Comstock Series I Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2022:	$113,765	$862,357	$-	$3,833,950

Investment Income:
Reinvested Dividends	1,710	-	-	65,596
Investment Expense:
Mortality and Expense Risk and Administrative Charges	827	13,538	-	50,374

Net Investment Income (Loss)	883	(13,538)	-	15,222

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	22,361	-	403,785
Realized Gain (Loss) on Investments	6,779	21,540	-	51,873

Net Realized Capital Gains (Losses) on Investments	6,779	43,901	-	455,658
Net Change in Unrealized Appreciation (Depreciation)	6,061	297,932	-	(91,731)

Net Gain (Loss) on Investment	12,840	341,833	-	363,927

Net Increase (Decrease) in Net Assets Resulting from Operations	13,723	328,295	-	379,149

Increase (Decrease) in Net Assets from Contract Transactions	(73,687)	(56,896)	-	(531,375)

Total Increase (Decrease) in Net Assets	(59,964)	271,399	-	(152,226)

Net Assets as of December 31, 2023:	$53,801	$1,133,756	$-	$3,681,724

Investment Income:
Reinvested Dividends	484	-	-	64,354
Investment Expense:
Mortality and Expense Risk and Administrative Charges	780	16,994	-	53,333

Net Investment Income (Loss)	(296)	(16,994)	-	11,021

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	166	-	-	260,177
Realized Gain (Loss) on Investments	1,727	37,229	-	103,175

Net Realized Capital Gains (Losses) on Investments	1,893	37,229	-	363,352
Net Change in Unrealized Appreciation (Depreciation)	532	329,157	-	104,584

Net Gain (Loss) on Investment	2,425	366,386	-	467,936

Net Increase (Decrease) in Net Assets Resulting from Operations	2,129	349,392	-	478,957

Increase (Decrease) in Net Assets from Contract Transactions	(5,829)	(153,814)	-	(421,187)

Total Increase (Decrease) in Net Assets	(3,700)	195,578	-	57,770

Net Assets as of December 31, 2024:	$50,101	$1,329,334	$-	$3,739,494

See Accompanying Notes. (1) See Footnote 1	15

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	Invesco V.I. EQV International Equity Series I Shares	Invesco V.I. Main Street Series II Shares	Invesco V.I. Main Street Mid Cap Series I Shares	Janus Henderson - Enterprise Service Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2022:	$462,300	$37,820	$116,080	$40,141

Investment Income:
Reinvested Dividends	976	-	349	41
Investment Expense:
Mortality and Expense Risk and Administrative Charges	7,695	335	1,926	580

Net Investment Income (Loss)	(6,719)	(335)	(1,577)	(539)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	365	-	-	3,271
Realized Gain (Loss) on Investments	(3,112)	(8,292)	(1,152)	60

Net Realized Capital Gains (Losses) on Investments	(2,747)	(8,292)	(1,152)	3,331
Net Change in Unrealized Appreciation (Depreciation)	83,996	14,882	17,490	3,719

Net Gain (Loss) on Investment	81,249	6,590	16,338	7,050

Net Increase (Decrease) in Net Assets Resulting from Operations	74,530	6,255	14,761	6,511

Increase (Decrease) in Net Assets from Contract Transactions	(32,023)	(44,075)	(3,085)	(147)

Total Increase (Decrease) in Net Assets	42,507	(37,820)	11,676	6,364

Net Assets as of December 31, 2023:	$504,807	$-	$127,756	$46,505

Investment Income:
Reinvested Dividends	8,833	-	235	320
Investment Expense:
Mortality and Expense Risk and Administrative Charges	7,999	-	1,389	683

Net Investment Income (Loss)	834	-	(1,154)	(363)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,626	-	1,691	2,233
Realized Gain (Loss) on Investments	629	-	1,304	134

Net Realized Capital Gains (Losses) on Investments	3,255	-	2,995	2,367
Net Change in Unrealized Appreciation (Depreciation)	(7,650)	-	10,306	4,401

Net Gain (Loss) on Investment	(4,395)	-	13,301	6,768

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,561)	-	12,147	6,405

Increase (Decrease) in Net Assets from Contract Transactions	21,005	-	(68,455)	(138)

Total Increase (Decrease) in Net Assets	17,444	-	(56,308)	6,267

Net Assets as of December 31, 2024:	$522,251	$-	$71,448	$52,772

See Accompanying Notes. (1) See Footnote 1	16

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	Janus Henderson - Forty Service Shares	LVIP American Century Ultra Standard Class II Shares	MFS® Growth Initial Class	PIMCO CommodityRealReturn® Strategy Administrative Class
	Subaccount	Subaccount(1)	Subaccount	Subaccount

Net Assets as of December 31, 2022:	$157,199	$-	$4,722,990	$247,627

Investment Income:
Reinvested Dividends	226	-	-	39,070
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,639	-	73,277	3,722

Net Investment Income (Loss)	(2,413)	-	(73,277)	35,348

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	401,173	-
Realized Gain (Loss) on Investments	1,014	-	182,505	(17,441)

Net Realized Capital Gains (Losses) on Investments	1,014	-	583,678	(17,441)
Net Change in Unrealized Appreciation (Depreciation)	58,977	-	1,020,917	(40,920)

Net Gain (Loss) on Investment	59,991	-	1,604,595	(58,361)

Net Increase (Decrease) in Net Assets Resulting from Operations	57,578	-	1,531,318	(23,013)

Increase (Decrease) in Net Assets from Contract Transactions	(10,669)	-	(526,832)	8,953

Total Increase (Decrease) in Net Assets	46,909	-	1,004,486	(14,060)

Net Assets as of December 31, 2023:	$204,108	$-	$5,727,476	$233,567

Investment Income:
Reinvested Dividends	24	-	-	5,589
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,391	2,943	90,128	3,853

Net Investment Income (Loss)	(3,367)	(2,943)	(90,128)	1,736

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	14,623	3,707	482,984	-
Realized Gain (Loss) on Investments	4,211	1,045	409,532	(20,492)

Net Realized Capital Gains (Losses) on Investments	18,834	4,752	892,516	(20,492)
Net Change in Unrealized Appreciation (Depreciation)	37,282	50,781	824,012	25,709

Net Gain (Loss) on Investment	56,116	55,533	1,716,528	5,217

Net Increase (Decrease) in Net Assets Resulting from Operations	52,749	52,590	1,626,400	6,953

Increase (Decrease) in Net Assets from Contract Transactions	(11,019)	282,674	(633,380)	8,042

Total Increase (Decrease) in Net Assets	41,730	335,264	993,020	14,995

Net Assets as of December 31, 2024:	$245,838	$335,264	$6,720,496	$248,562

See Accompanying Notes. (1) See Footnote 1	17

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	PIMCO Low Duration Administrative Class	PIMCO Real Return Administrative Class	PIMCO Total Return Administrative Class	Pioneer High Yield VCT Class II Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2022:	$1,348,480	$980,706	$7,334,072	$134,415

Investment Income:
Reinvested Dividends	49,283	29,596	262,161	4,445
Investment Expense:
Mortality and Expense Risk and Administrative Charges	20,073	14,484	106,102	1,157

Net Investment Income (Loss)	29,210	15,112	156,059	3,288

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(2,927)	(6,783)	(110,179)	(2,292)

Net Realized Capital Gains (Losses) on Investments	(2,927)	(6,783)	(110,179)	(2,292)
Net Change in Unrealized Appreciation (Depreciation)	19,255	11,745	271,398	5,237

Net Gain (Loss) on Investment	16,328	4,962	161,219	2,945

Net Increase (Decrease) in Net Assets Resulting from Operations	45,538	20,074	317,278	6,233

Increase (Decrease) in Net Assets from Contract Transactions	(49,845)	(19,406)	(125,880)	(92,394)

Total Increase (Decrease) in Net Assets	(4,307)	668	191,398	(86,161)

Net Assets as of December 31, 2023:	$1,344,173	$981,374	$7,525,470	$48,254

Investment Income:
Reinvested Dividends	55,256	25,859	283,303	2,768
Investment Expense:
Mortality and Expense Risk and Administrative Charges	20,441	14,553	102,642	674

Net Investment Income (Loss)	34,815	11,306	180,661	2,094

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(701)	(8,199)	(219,587)	95

Net Realized Capital Gains (Losses) on Investments	(701)	(8,199)	(219,587)	95
Net Change in Unrealized Appreciation (Depreciation)	5,984	3,040	114,113	1,220

Net Gain (Loss) on Investment	5,283	(5,159)	(105,474)	1,315

Net Increase (Decrease) in Net Assets Resulting from Operations	40,098	6,147	75,187	3,409

Increase (Decrease) in Net Assets from Contract Transactions	(16,216)	(22,893)	(837,902)	(427)

Total Increase (Decrease) in Net Assets	23,882	(16,746)	(762,715)	2,982

Net Assets as of December 31, 2024:	$1,368,055	$964,628	$6,762,755	$51,236

See Accompanying Notes. (1) See Footnote 1	18

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	TA Aegon Sustainable Equity Income Service Class	TA BlackRock iShares Edge 40 Service Class	TA International Focus Initial Class	TA Janus Balanced Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2022:	$1,799,940	$-	$1,047,982	$115,220

Investment Income:
Reinvested Dividends	35,049	-	21,666	1,382
Investment Expense:
Mortality and Expense Risk and Administrative Charges	26,860	-	14,552	1,734

Net Investment Income (Loss)	8,189	-	7,114	(352)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	3,557
Realized Gain (Loss) on Investments	(13,352)	-	(12,430)	(1,077)

Net Realized Capital Gains (Losses) on Investments	(13,352)	-	(12,430)	2,480
Net Change in Unrealized Appreciation (Depreciation)	86,992	-	116,357	12,648

Net Gain (Loss) on Investment	73,640	-	103,927	15,128

Net Increase (Decrease) in Net Assets Resulting from Operations	81,829	-	111,041	14,776

Increase (Decrease) in Net Assets from Contract Transactions	12,022	-	(79,384)	(6,066)

Total Increase (Decrease) in Net Assets	93,851	-	31,657	8,710

Net Assets as of December 31, 2023:	$1,893,791	$-	$1,079,639	$123,930

Investment Income:
Reinvested Dividends	34,679	-	25,104	2,310
Investment Expense:
Mortality and Expense Risk and Administrative Charges	28,602	-	14,740	1,936

Net Investment Income (Loss)	6,077	-	10,364	374

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	34,570	3,145
Realized Gain (Loss) on Investments	35,455	-	(4,403)	443

Net Realized Capital Gains (Losses) on Investments	35,455	-	30,167	3,588
Net Change in Unrealized Appreciation (Depreciation)	225,887	-	(63,694)	12,313

Net Gain (Loss) on Investment	261,342	-	(33,527)	15,901

Net Increase (Decrease) in Net Assets Resulting from Operations	267,419	-	(23,163)	16,275

Increase (Decrease) in Net Assets from Contract Transactions	(308,258)	-	(52,710)	(4,454)

Total Increase (Decrease) in Net Assets	(40,839)	-	(75,873)	11,821

Net Assets as of December 31, 2024:	$1,852,952	$-	$1,003,766	$135,751

See Accompanying Notes. (1) See Footnote 1	19

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	TA Janus Mid-Cap Growth Service Class	TA JPMorgan Enhanced Index Initial Class	TA Morgan Stanley Global Allocation Service Class	TA Multi-Managed Balanced Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2022:	$860,412	$37,227	$30,529	$64,638

Investment Income:
Reinvested Dividends	-	343	-	843
Investment Expense:
Mortality and Expense Risk and Administrative Charges	13,140	614	338	932

Net Investment Income (Loss)	(13,140)	(271)	(338)	(89)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	164,914	1,975	588	2,156
Realized Gain (Loss) on Investments	(10,821)	2	(4,185)	(1,123)

Net Realized Capital Gains (Losses) on Investments	154,093	1,977	(3,597)	1,033
Net Change in Unrealized Appreciation (Depreciation)	(14,032)	7,884	6,364	9,052

Net Gain (Loss) on Investment	140,061	9,861	2,767	10,085

Net Increase (Decrease) in Net Assets Resulting from Operations	126,921	9,590	2,429	9,996

Increase (Decrease) in Net Assets from Contract Transactions	(62,926)	(126)	(15,878)	(7,627)

Total Increase (Decrease) in Net Assets	63,995	9,464	(13,449)	2,369

Net Assets as of December 31, 2023:	$924,407	$46,691	$17,080	$67,007

Investment Income:
Reinvested Dividends	-	70,156	826	1,140
Investment Expense:
Mortality and Expense Risk and Administrative Charges	14,195	98,972	284	982

Net Investment Income (Loss)	(14,195)	(28,816)	542	158

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	61,523	345,762	-	2,858
Realized Gain (Loss) on Investments	(16,206)	123,209	20	(49)

Net Realized Capital Gains (Losses) on Investments	45,317	468,971	20	2,809
Net Change in Unrealized Appreciation (Depreciation)	80,848	920,140	321	5,154

Net Gain (Loss) on Investment	126,165	1,389,111	341	7,963

Net Increase (Decrease) in Net Assets Resulting from Operations	111,970	1,360,295	883	8,121

Increase (Decrease) in Net Assets from Contract Transactions	(101,624)	9,272,751	-	(7,580)

Total Increase (Decrease) in Net Assets	10,346	10,633,046	883	541

Net Assets as of December 31, 2024:	$934,753	$10,679,737	$17,963	$67,548

See Accompanying Notes. (1) See Footnote 1	20

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	TA Small/Mid Cap Value Service Class	TA T. Rowe Price Small Cap Initial Class	TA TSW International Equity Service Class	TA WMC US Growth Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount(1)

Net Assets as of December 31, 2022:	$1,333,108	$554,399	$87,121	$-

Investment Income:
Reinvested Dividends	11,399	-	757	8
Investment Expense:
Mortality and Expense Risk and Administrative Charges	20,516	9,137	1,223	181

Net Investment Income (Loss)	(9,117)	(9,137)	(466)	(173)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	139,373	23,365	-	552
Realized Gain (Loss) on Investments	(23,196)	(16,382)	77	24

Net Realized Capital Gains (Losses) on Investments	116,177	6,983	77	576
Net Change in Unrealized Appreciation (Depreciation)	30,824	106,684	12,079	3,601

Net Gain (Loss) on Investment	147,001	113,667	12,156	4,177

Net Increase (Decrease) in Net Assets Resulting from Operations	137,884	104,530	11,690	4,004

Increase (Decrease) in Net Assets from Contract Transactions	(44,683)	(38,366)	(3,390)	18,214

Total Increase (Decrease) in Net Assets	93,201	66,164	8,300	22,218

Net Assets as of December 31, 2023:	$1,426,309	$620,563	$95,421	$22,218

Investment Income:
Reinvested Dividends	11,003	-	2,300	3
Investment Expense:
Mortality and Expense Risk and Administrative Charges	22,014	10,170	1,228	347

Net Investment Income (Loss)	(11,011)	(10,170)	1,072	(344)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	48,290	23,260	-	2,335
Realized Gain (Loss) on Investments	(20,125)	(10,792)	1,831	141

Net Realized Capital Gains (Losses) on Investments	28,165	12,468	1,831	2,476
Net Change in Unrealized Appreciation (Depreciation)	83,309	65,114	(1,172)	3,891

Net Gain (Loss) on Investment	111,474	77,582	659	6,367

Net Increase (Decrease) in Net Assets Resulting from Operations	100,463	67,412	1,731	6,023

Increase (Decrease) in Net Assets from Contract Transactions	(95,549)	(28,987)	(13,688)	(220)

Total Increase (Decrease) in Net Assets	4,914	38,425	(11,957)	5,803

Net Assets as of December 31, 2024:	$1,431,223	$658,988	$83,464	$28,021

See Accompanying Notes. (1) See Footnote 1	21

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	TA WMC US Growth Service Class	Wanger Acorn	Wanger International
	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2022:	$1,493,662	$511,071	$1,020,239

Investment Income:
Reinvested Dividends	-	-	3,454
Investment Expense:
Mortality and Expense Risk and Administrative Charges	21,975	6,759	15,868

Net Investment Income (Loss)	(21,975)	(6,759)	(12,414)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	44,672	-	-
Realized Gain (Loss) on Investments	(2,453)	18,313	14,177

Net Realized Capital Gains (Losses) on Investments	42,219	18,313	14,177
Net Change in Unrealized Appreciation (Depreciation)	525,146	77,689	155,233

Net Gain (Loss) on Investment	567,365	96,002	169,410

Net Increase (Decrease) in Net Assets Resulting from Operations	545,390	89,243	156,996

Increase (Decrease) in Net Assets from Contract Transactions	(387,226)	(131,283)	(33,506)

Total Increase (Decrease) in Net Assets	158,164	(42,040)	123,490

Net Assets as of December 31, 2023:	$1,651,826	$469,031	$1,143,729

Investment Income:
Reinvested Dividends	-	-	14,231
Investment Expense:
Mortality and Expense Risk and Administrative Charges	23,274	6,864	15,761

Net Investment Income (Loss)	(23,274)	(6,864)	(1,530)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	150,677	-	-
Realized Gain (Loss) on Investments	101,059	29,181	47,818

Net Realized Capital Gains (Losses) on Investments	251,736	29,181	47,818
Net Change in Unrealized Appreciation (Depreciation)	174,540	31,007	(134,069)

Net Gain (Loss) on Investment	426,276	60,188	(86,251)

Net Increase (Decrease) in Net Assets Resulting from Operations	403,002	53,324	(87,781)

Increase (Decrease) in Net Assets from Contract Transactions	(413,643)	(84,463)	(118,630)

Total Increase (Decrease) in Net Assets	(10,641)	(31,139)	(206,411)

Net Assets as of December 31, 2024:	$1,641,185	$437,892	$937,318

See Accompanying Notes. (1) See Footnote 1	22

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2024

1. Organization

ML of New York Variable Annuity Separate Account A (the Separate Account) is a segregated investment account of Transamerica Financial Life Insurance Company (TFLIC), an indirect wholly owned subsidiary of Aegon Ltd., a holding company organized under the laws of the Bermuda.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TFLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TFLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Merrill Lynch Investor Choice Annuity® NY, Merrill Lynch Retirement Power® NY, Merrill Lynch Retirement Optimizer® NY, and Merrill Lynch Retirement Plus® NY.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund

AB Variable Products Series Fund, Inc.	AB Variable Products Series Fund, Inc.
AB Discovery Value Class A Shares	AB Discovery Value Portfolio Class A Shares
AB International Value Class A Shares	AB International Value Portfolio Class A shares
AB Large Cap Growth Class A Shares	AB Large Cap Growth Portfolio Class A Shares
AB Relative Value Class A Shares	AB Relative Value Portfolio Class A Shares
AB Sustainable Global Thematic Growth Class A Shares	AB Sustainable Global Thematic Growth Portfolio Class A Shares
American Funds Insurance Series ®	American Funds Insurance Series ®
American Funds - Asset Allocation Class 2 Shares	American Funds - Asset Allocation Fund Class 2 Shares
American Funds - Growth Class 2 Shares	American Funds - Growth Fund Class 2 Shares
American Funds - Growth-Income Class 2 Shares	American Funds - Growth-Income Fund Class 2 Shares
American Funds - International Class 2 Shares	American Funds - International Fund Class 2 Shares
American Funds - The Bond Fund of America Class 2 Shares	American Funds - The Bond Fund of America Class 2 Shares
BlackRock Funds, Inc.	BlackRock Funds, Inc.
BlackRock Advantage Large Cap Core V.I. Class I Shares	BlackRock Advantage Large Cap Core V.I. Fund Class I Shares
BlackRock Advantage Large Cap Value V.I. Class I Shares	BlackRock Advantage Large Cap Value V.I. Fund Class I Shares
BlackRock Advantage SMID Cap V.I. Class I Shares	BlackRock Advantage SMID Cap V.I. Fund Class I Shares
BlackRock Basic Value V.I. Class I Shares	BlackRock Basic Value V.I. Fund Class I
BlackRock Equity Dividend V.I. Class I Shares	BlackRock Equity Dividend V.I. Fund Class I Shares
BlackRock Global Allocation V.I. Class I Shares	BlackRock Global Allocation V.I.
BlackRock Government Money Market V.I. Class I Shares	BlackRock Government Money Market V.I. Fund Class I Shares
BlackRock High Yield V.I. Class I Shares	BlackRock High Yield V.I. Fund Class I Shares
BlackRock International V.I. Class I Shares	BlackRock International V.I. Fund Class I Shares
BlackRock Large Cap Focus Growth V.I. Class I Shares	BlackRock Large Cap Focus Growth V.I. Fund Class I Shares
BlackRock Managed Volatility V.I. Class I Shares	BlackRock Managed Volatility V.I. Fund Class I Shares
BlackRock S&P 500 Index V.I. Class I Shares	BlackRock S&P 500 Index V.I. Fund Class I Shares
BlackRock Total Return V.I. Class I Shares	BlackRock Total Return V.I. Fund Class I

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2024

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund

Davis Variable Account Fund, Inc.	Davis Variable Account Fund, Inc.
Davis Equity	Davis Equity Portfolio
Eaton Vance Variable Trust	Eaton Vance Variable Trust
Eaton Vance VT Floating-Rate Income	Eaton Vance VT Floating-Rate Income Fund
Federated Insurance Series	Federated Insurance Series
Federated Hermes Kaufmann II Primary Shares	Federated Hermes Kaufmann II Fund Primary Shares
Federated Hermes Managed Volatility II Primary Shares	Federated Hermes Managed Volatility II Fund Primary Shares
Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
Franklin Templeton Foreign Class 2 Shares	Franklin Templeton Foreign Fund Class 2
Franklin Templeton Growth Class 2 Shares	Franklin Templeton Growth Fund Class 2
AIM Variable Insurance Funds- (Invesco Variable Insurance)	AIM Variable Insurance Funds- (Invesco Variable Insurance)
Invesco V.I. American Franchise Series I Shares	Invesco V.I. American Franchise Fund Series I Shares
Invesco V.I. American Value Series I Shares	Invesco V.I. American Value Fund Series I Shares
Invesco V.I. Comstock Series I Shares	Invesco V.I. Comstock Fund Series I Shares
Invesco V.I. EQV International Equity Series I Shares	Invesco V.I. EQV International Equity Fund Series I Shares
Invesco V.I. Main Street Series II Shares	Invesco V.I. Main Street Fund Series II Shares
Invesco V.I. Main Street Mid Cap Series I Shares	Invesco V.I. Main Street Mid Cap Fund Series I Shares
Janus Aspen Series	Janus Aspen Series
Janus Henderson - Enterprise Service Shares	Janus Henderson - Enterprise Portfolio Service Shares
Janus Henderson - Forty Service Shares	Janus Henderson - Forty Portfolio Service Shares
Lincoln Variable Insurance Products	Lincoln Variable Insurance Products
LVIP American Century Ultra Standard Class II Shares	LVIP American Century Ultra Standard Fund Class II Shares
MFS® Variable Insurance Trust	MFS® Variable Insurance Trust
MFS® Growth Initial Class	MFS® Growth Series Initial Class
PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust
PIMCO CommodityRealReturn® Strategy Administrative Class	PIMCO CommodityRealReturn® Strategy Portfolio Administrative Class
PIMCO Low Duration Administrative Class	PIMCO Low Duration Administrative Portfolio Class
PIMCO Real Return Administrative Class	PIMCO Real Return Administrative Portfolio Class
PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust
PIMCO Total Return Administrative Class	PIMCO Total Return Administrative Portfolio Class
Pioneer Variable Contracts Trust	Pioneer Variable Contracts Trust
Pioneer High Yield VCT Class II Shares	Pioneer High Yield VCT Portfolio Class II Shares
Transamerica Series Trust	Transamerica Series Trust
TA Aegon Sustainable Equity Income Service Class	Transamerica Aegon Sustainable Equity Income VP Service Class
TA BlackRock iShares Edge 40 Service Class	Transamerica BlackRock iShares Edge 40 VP Service Class
TA International Focus Initial Class	Transamerica International Focus VP Initial Class
TA Janus Balanced Service Class	Transamerica Janus Balanced VP Service Class
TA Janus Mid-Cap Growth Service Class	Transamerica Janus Mid-Cap Growth VP Service Class
TA JPMorgan Enhanced Index Initial Class	Transamerica JPMorgan Enhanced Index VP Initial Class
TA Morgan Stanley Global Allocation Service Class	Transamerica Morgan Stanley Global Allocation VP Service Class
TA Multi-Managed Balanced Service Class	Transamerica Multi-Managed Balanced VP Service Class

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2024

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund

Transamerica Series Trust	Transamerica Series Trust
TA Small/Mid Cap Value Service Class	Transamerica Small/Mid Cap Value VP Service Class
TA T. Rowe Price Small Cap Initial Class	Transamerica T. Rowe Price Small Cap VP Initial Class
TA TSW International Equity Service Class	Transamerica TSW International Equity VP Service Class
TA WMC US Growth Initial Class	Transamerica WMC US Growth VP Initial Class
TA WMC US Growth Service Class	Transamerica WMC US Growth VP Service Class
Wanger Advisors Trust	Wanger Advisors Trust
Wanger Acorn	Wanger Acorn
Wanger International	Wanger International

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
LVIP American Century Ultra Standard Class II Shares	April 26, 2024
TA WMC US Growth Initial Class	April 28, 2023
Invesco V.I. American Value Series I Shares	April 30, 2021

The following subaccount name changes were made effective during the fiscal year ended December 31, 2024:

Subaccount	Formerly
Davis Equity	Davis Value
TA TSW International Equity Service Class	TA TS&W International Equity Service Class

During the current year the following subaccounts were liquidated and subsequently reinvested:

Reinvested Subaccount	Liquidated Subaccount
LVIP American Century Ultra Standard Class II Shares	American Century VP Ultra® Class I Shares

During the current year the following subaccounts were removed as available investment options to contract owners and subsequently replaced and reinvested:

Reinvested Subaccount	Removed Subaccount
TA JPMorgan Enhanced Index Initial Class	BlackRock Capital Appreciation V.I. Class I Shares
TA JPMorgan Enhanced Index Initial Class	Invesco V.I. Core Equity Series I Shares

The transfers from the removed and liquidated subaccounts to the reinvested subaccounts for the period ended December 31, 2024 are reflected in the Statements of Changes in Net Assets within Increase (Decrease) in Net Assets from Contract Transactions and purchases and sales in Footnote 3.

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2024

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2024.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2024.

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2024

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2024 were as follows:

Subaccount	Purchases	Sales
AB Discovery Value Class A Shares	$18,101	$33,094
AB International Value Class A Shares	2,465	1,643
AB Large Cap Growth Class A Shares	358,285	802,880
AB Relative Value Class A Shares	49,377	83,713
AB Sustainable Global Thematic Growth Class A Shares	10,350	56,937
American Funds - Asset Allocation Class 2 Shares	33,786	30,990
American Funds - Growth Class 2 Shares	61,618	351,647
American Funds - Growth-Income Class 2 Shares	36,727	16,362
American Funds - International Class 2 Shares	152,054	246,077
American Funds - The Bond Fund of America Class 2 Shares	39,939	15,305
BlackRock Advantage Large Cap Core V.I. Class I Shares	2,349,372	2,636,210
BlackRock Advantage Large Cap Value V.I. Class I Shares	641,377	1,075,332
BlackRock Advantage SMID Cap V.I. Class I Shares	627,756	2,060,515
BlackRock Basic Value V.I. Class I Shares	1,568,061	1,540,458
BlackRock Equity Dividend V.I. Class I Shares	108,535	35,398
BlackRock Global Allocation V.I. Class I Shares	1,895,899	2,895,562
BlackRock Government Money Market V.I. Class I Shares	2,535,829	1,826,878
BlackRock High Yield V.I. Class I Shares	498,844	1,017,789
BlackRock International V.I. Class I Shares	315,234	758,534
BlackRock Large Cap Focus Growth V.I. Class I Shares	732,723	848,892
BlackRock Managed Volatility V.I. Class I Shares	216,154	422,272
BlackRock S&P 500 Index V.I. Class I Shares	1,944,901	1,570,483
BlackRock Total Return V.I. Class I Shares	723,183	998,896
Davis Equity	1,016,100	634,280
Eaton Vance VT Floating-Rate Income	90,986	18,972
Federated Hermes Kaufmann II Primary Shares	77,479	272,448
Federated Hermes Managed Volatility II Primary Shares	3,188	8,354
Franklin Templeton Foreign Class 2 Shares	2,585	27,747
Franklin Templeton Growth Class 2 Shares	2,282	8,240
Invesco V.I. American Franchise Series I Shares	1	170,809
Invesco V.I. American Value Series I Shares	-	-
Invesco V.I. Comstock Series I Shares	459,036	609,025
Invesco V.I. EQV International Equity Series I Shares	82,401	57,937
Invesco V.I. Main Street Series II Shares	-	-
Invesco V.I. Main Street Mid Cap Series I Shares	3,902	71,820
Janus Henderson - Enterprise Service Shares	2,553	816
Janus Henderson - Forty Service Shares	14,648	14,403

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2024

3. Investments (continued)

Subaccount	Purchases	Sales
LVIP American Century Ultra Standard Class II Shares	$292,541	$9,103
MFS® Growth Initial Class	721,815	962,340
PIMCO CommodityRealReturn® Strategy Administrative Class	48,584	38,806
PIMCO Low Duration Administrative Class	221,827	203,182
PIMCO Real Return Administrative Class	119,054	130,613
PIMCO Total Return Administrative Class	679,432	1,336,774
Pioneer High Yield VCT Class II Shares	4,180	2,487
TA Aegon Sustainable Equity Income Service Class	58,857	361,033
TA BlackRock iShares Edge 40 Service Class	-	-
TA International Focus Initial Class	90,104	97,879
TA Janus Balanced Service Class	7,673	8,608
TA Janus Mid-Cap Growth Service Class	81,461	135,762
TA JPMorgan Enhanced Index Initial Class	11,126,428	1,536,762
TA Morgan Stanley Global Allocation Service Class	826	284
TA Multi-Managed Balanced Service Class	3,998	8,562
TA Small/Mid Cap Value Service Class	118,446	176,719
TA T. Rowe Price Small Cap Initial Class	49,775	65,673
TA TSW International Equity Service Class	4,687	17,304
TA WMC US Growth Initial Class	2,338	569
TA WMC US Growth Service Class	201,871	488,097
Wanger Acorn	18,680	110,005
Wanger International	163,163	283,328

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
AB Discovery Value Class A Shares	119	(731)	(612)	431	(378)	53
AB International Value Class A Shares	242	(176)	66	20	(6,763)	(6,743)
AB Large Cap Growth Class A Shares	-	(6,937)	(6,937)	221	(8,445)	(8,224)
AB Relative Value Class A Shares	571	(1,823)	(1,252)	102	(370)	(268)
AB Sustainable Global Thematic Growth Class A Shares	-	(392)	(392)	-	(705)	(705)
American Funds - Asset Allocation Class 2 Shares	-	(684)	(684)	124	(233)	(109)
American Funds - Growth Class 2 Shares	17	(4,711)	(4,694)	133	(6,391)	(6,258)
American Funds - Growth-Income Class 2 Shares	-	(128)	(128)	10	(1,373)	(1,363)
American Funds - International Class 2 Shares	5,741	(9,173)	(3,432)	4,078	(10,974)	(6,896)
American Funds - The Bond Fund of America Class 2 Shares	2,415	(910)	1,505	2,184	(10,390)	(8,206)
BlackRock Advantage Large Cap Core V.I. Class I Shares	4,782	(25,688)	(20,906)	3,246	(18,610)	(15,364)
BlackRock Advantage Large Cap Value V.I. Class I Shares	3,311	(22,778)	(19,467)	1,507	(19,372)	(17,865)
BlackRock Advantage SMID Cap V.I. Class I Shares	4,464	(15,584)	(11,120)	844	(15,735)	(14,891)
BlackRock Basic Value V.I. Class I Shares	3,833	(19,710)	(15,877)	3,057	(25,739)	(22,682)
BlackRock Equity Dividend V.I. Class I Shares	-	(223)	(223)	397	(1,324)	(927)
BlackRock Global Allocation V.I. Class I Shares	14,297	(51,172)	(36,875)	5,223	(33,266)	(28,043)
BlackRock Government Money Market V.I. Class I Shares	158,267	(129,554)	28,713	229,005	(118,595)	110,410
BlackRock High Yield V.I. Class I Shares	5,969	(23,183)	(17,214)	3,596	(9,568)	(5,972)
BlackRock International V.I. Class I Shares	11,591	(28,536)	(16,945)	6,037	(16,472)	(10,435)
BlackRock Large Cap Focus Growth V.I. Class I Shares	5,314	(14,419)	(9,105)	1,343	(11,336)	(9,993)
BlackRock Managed Volatility V.I. Class I Shares	7,096	(13,344)	(6,248)	1,637	(6,520)	(4,883)
BlackRock S&P 500 Index V.I. Class I Shares	6,878	(16,231)	(9,353)	1,593	(10,620)	(9,027)
BlackRock Total Return V.I. Class I Shares	24,869	(46,057)	(21,188)	20,207	(48,178)	(27,971)
Davis Equity	4,599	(15,906)	(11,307)	4,367	(25,752)	(21,385)
Eaton Vance VT Floating-Rate Income	3,009	(682)	2,327	431	(7,625)	(7,194)
Federated Hermes Kaufmann II Primary Shares	884	(6,170)	(5,286)	270	(3,479)	(3,209)
Federated Hermes Managed Volatility II Primary Shares	6	(507)	(501)	32	(667)	(635)
Franklin Templeton Foreign Class 2 Shares	-	(1,463)	(1,463)	-	(2,937)	(2,937)

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
Franklin Templeton Growth Class 2 Shares	81	(381)	(300)	8	(4,292)	(4,284)
Invesco V.I. American Franchise Series I Shares	-	(3,818)	(3,818)	342	(2,192)	(1,850)
Invesco V.I. American Value Series I Shares	-	-	-	-	-	-
Invesco V.I. Comstock Series I Shares	3,344	(13,892)	(10,548)	3,044	(18,795)	(15,751)
Invesco V.I. EQV International Equity Series I Shares	4,173	(2,489)	1,684	1,186	(2,721)	(1,535)
Invesco V.I. Main Street Series II Shares	-	-	-	18	(1,292)	(1,274)
Invesco V.I. Main Street Mid Cap Series I Shares	65	(2,393)	(2,328)	170	(278)	(108)
Janus Henderson - Enterprise Service Shares	-	(2)	(2)	-	(3)	(3)
Janus Henderson - Forty Service Shares	-	(190)	(190)	-	(246)	(246)
LVIP American Century Ultra Standard Class II Shares	28,386	(535)	27,851	-	-	-
MFS® Growth Initial Class	3,511	(13,746)	(10,235)	196	(11,690)	(11,494)
PIMCO CommodityRealReturn® Strategy Administrative Class	5,415	(4,237)	1,178	4,972	(3,824)	1,148
PIMCO Low Duration Administrative Class	14,366	(15,735)	(1,369)	8,529	(12,902)	(4,373)
PIMCO Real Return Administrative Class	6,494	(8,121)	(1,627)	4,209	(5,650)	(1,441)
PIMCO Total Return Administrative Class	24,174	(73,092)	(48,918)	22,793	(30,692)	(7,899)
Pioneer High Yield VCT Class II Shares	74	(96)	(22)	136	(5,341)	(5,205)
TA Aegon Sustainable Equity Income Service Class	1,556	(20,620)	(19,064)	12,388	(11,440)	948
TA BlackRock iShares Edge 40 Service Class	-	-	-	-	-	-
TA International Focus Initial Class	2,402	(6,560)	(4,158)	194	(6,992)	(6,798)
TA Janus Balanced Service Class	138	(394)	(256)	321	(749)	(428)
TA Janus Mid-Cap Growth Service Class	717	(4,106)	(3,389)	746	(3,156)	(2,410)
TA JPMorgan Enhanced Index Initial Class	490,027	(60,466)	429,561	-	(8)	(8)
TA Morgan Stanley Global Allocation Service Class	-	-	-	1,336	(2,671)	(1,335)
TA Multi-Managed Balanced Service Class	-	(466)	(466)	-	(544)	(544)
TA Small/Mid Cap Value Service Class	1,999	(4,950)	(2,951)	2,167	(3,718)	(1,551)
TA T. Rowe Price Small Cap Initial Class	1,501	(3,178)	(1,677)	512	(3,055)	(2,543)
TA TSW International Equity Service Class	194	(1,316)	(1,122)	121	(432)	(311)
TA WMC US Growth Initial Class	-	(6)	(6)	592	(3)	589

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
TA WMC US Growth Service Class	1,137	(10,693)	(9,556)	682	(12,323)	(11,641)
Wanger Acorn	517	(2,777)	(2,260)	265	(4,264)	(3,999)
Wanger International	9,921	(16,736)	(6,815)	5,778	(7,711)	(1,933)

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
AB Discovery Value Class A Shares	$4,796	$(29,942)	$(25,146)	$13,807	$(13,366)	$441
AB International Value Class A Shares	2,020	(1,439)	581	149	(49,527)	(49,378)
AB Large Cap Growth Class A Shares	-	(681,335)	(681,335)	15,072	(619,782)	(604,710)
AB Relative Value Class A Shares	22,884	(75,185)	(52,301)	3,488	(13,137)	(9,649)
AB Sustainable Global Thematic Growth Class A Shares	-	(7,694)	(7,694)	-	(11,899)	(11,899)
American Funds - Asset Allocation Class 2 Shares	-	(21,648)	(21,648)	3,301	(6,281)	(2,980)
American Funds - Growth Class 2 Shares	1,137	(315,766)	(314,629)	6,447	(320,455)	(314,008)
American Funds - Growth-Income Class 2 Shares	-	(5,950)	(5,950)	327	(48,898)	(48,571)
American Funds - International Class 2 Shares	129,922	(214,351)	(84,429)	82,787	(229,539)	(146,752)
American Funds - The Bond Fund of America Class 2 Shares	29,121	(11,188)	17,933	25,946	(124,307)	(98,361)
BlackRock Advantage Large Cap Core V.I. Class I Shares	617,759	(2,423,906)	(1,806,147)	256,665	(1,676,010)	(1,419,345)
BlackRock Advantage Large Cap Value V.I. Class I Shares	138,511	(1,026,253)	(887,742)	53,538	(656,065)	(602,527)
BlackRock Advantage SMID Cap V.I. Class I Shares	559,838	(1,930,000)	(1,370,162)	78,727	(1,461,746)	(1,383,019)
BlackRock Basic Value V.I. Class I Shares	355,373	(1,365,114)	(1,009,741)	169,083	(1,687,207)	(1,518,124)
BlackRock Equity Dividend V.I. Class I Shares	-	(20,833)	(20,833)	33,043	(109,267)	(76,224)
BlackRock Global Allocation V.I. Class I Shares	787,244	(2,695,084)	(1,907,840)	228,152	(1,601,306)	(1,373,154)
BlackRock Government Money Market V.I. Class I Shares	2,170,147	(1,729,736)	440,411	2,766,436	(1,489,766)	1,276,670
BlackRock High Yield V.I. Class I Shares	247,624	(968,719)	(721,095)	129,550	(377,120)	(247,570)
BlackRock International V.I. Class I Shares	297,107	(707,478)	(410,371)	140,703	(382,924)	(242,221)
BlackRock Large Cap Focus Growth V.I. Class I Shares	293,947	(778,181)	(484,234)	56,417	(450,692)	(394,275)
BlackRock Managed Volatility V.I. Class I Shares	214,116	(408,199)	(194,083)	46,768	(185,060)	(138,292)
BlackRock S&P 500 Index V.I. Class I Shares	442,687	(1,201,548)	(758,861)	91,602	(578,766)	(487,164)
BlackRock Total Return V.I. Class I Shares	497,159	(929,479)	(432,320)	390,329	(1,082,060)	(691,731)
Davis Equity	170,583	(578,795)	(408,212)	131,586	(715,574)	(583,988)
Eaton Vance VT Floating-Rate Income	47,125	(11,007)	36,118	6,196	(111,721)	(105,525)
Federated Hermes Kaufmann II Primary Shares	37,414	(258,404)	(220,990)	9,990	(124,853)	(114,863)
Federated Hermes Managed Volatility II Primary Shares	70	(6,333)	(6,263)	341	(7,237)	(6,896)
Franklin Templeton Foreign Class 2 Shares	-	(26,196)	(26,196)	-	(48,373)	(48,373)

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
Franklin Templeton Growth Class 2 Shares	$1,640	$(7,469)	$(5,829)	$137	$(73,824)	$(73,687)
Invesco V.I. American Franchise Series I Shares	-	(153,814)	(153,814)	9,117	(66,013)	(56,896)
Invesco V.I. American Value Series I Shares	-	-	-	-	-	-
Invesco V.I. Comstock Series I Shares	135,420	(556,607)	(421,187)	101,816	(633,191)	(531,375)
Invesco V.I. EQV International Equity Series I Shares	71,005	(50,000)	21,005	18,785	(50,808)	(32,023)
Invesco V.I. Main Street Series II Shares	-	-	-	574	(44,649)	(44,075)
Invesco V.I. Main Street Mid Cap Series I Shares	1,984	(70,439)	(68,455)	4,379	(7,464)	(3,085)
Janus Henderson - Enterprise Service Shares	-	(138)	(138)	-	(147)	(147)
Janus Henderson - Forty Service Shares	-	(11,019)	(11,019)	-	(10,669)	(10,669)
LVIP American Century Ultra Standard Class II Shares	288,836	(6,162)	282,674	-	-	-
MFS® Growth Initial Class	239,900	(873,280)	(633,380)	4,349	(531,181)	(526,832)
PIMCO CommodityRealReturn® Strategy Administrative Class	43,173	(35,131)	8,042	40,300	(31,347)	8,953
PIMCO Low Duration Administrative Class	167,357	(183,573)	(16,216)	95,979	(145,824)	(49,845)
PIMCO Real Return Administrative Class	93,987	(116,880)	(22,893)	60,154	(79,560)	(19,406)
PIMCO Total Return Administrative Class	399,976	(1,237,878)	(837,902)	372,388	(498,268)	(125,880)
Pioneer High Yield VCT Class II Shares	1,421	(1,848)	(427)	2,441	(94,835)	(92,394)
TA Aegon Sustainable Equity Income Service Class	24,567	(332,825)	(308,258)	171,498	(159,476)	12,022
TA BlackRock iShares Edge 40 Service Class	-	-	-	-	-	-
TA International Focus Initial Class	30,895	(83,605)	(52,710)	2,265	(81,649)	(79,384)
TA Janus Balanced Service Class	2,233	(6,687)	(4,454)	4,741	(10,807)	(6,066)
TA Janus Mid-Cap Growth Service Class	20,240	(121,864)	(101,624)	18,311	(81,237)	(62,926)
TA JPMorgan Enhanced Index Initial Class	10,715,288	(1,442,537)	9,272,751	-	(126)	(126)
TA Morgan Stanley Global Allocation Service Class	-	-	-	15,952	(31,830)	(15,878)
TA Multi-Managed Balanced Service Class	-	(7,580)	(7,580)	-	(7,627)	(7,627)
TA Small/Mid Cap Value Service Class	59,657	(155,206)	(95,549)	58,621	(103,304)	(44,683)
TA T. Rowe Price Small Cap Initial Class	26,568	(55,555)	(28,987)	7,315	(45,681)	(38,366)
TA TSW International Equity Service Class	2,387	(16,075)	(13,688)	1,327	(4,717)	(3,390)
TA WMC US Growth Initial Class	-	(220)	(220)	18,320	(106)	18,214

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
TA WMC US Growth Service Class	$51,560	$(465,203)	$(413,643)	$18,436	$(405,662)	$(387,226)
Wanger Acorn	18,767	(103,230)	(84,463)	8,313	(139,596)	(131,283)
Wanger International	149,476	(268,106)	(118,630)	83,721	(117,227)	(33,506)

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2024

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

AB Discovery Value Class A Shares
12/31/2024	5,330	$43.09	to	$39.74	$221,974	0.89%	1.25%	to	1.65%	8.65%	to	8.21%
12/31/2023	5,942	39.66	to	36.73	228,431	1.07	1.25	to	1.65	15.73	to	15.27
12/31/2022	5,889	34.27	to	31.86	195,952	0.78	1.25	to	1.65	(16.68)	to	(17.01)
12/31/2021	6,332	41.13	to	38.39	253,122	0.77	1.25	to	1.65	34.26	to	33.72
12/31/2020	7,943	30.64	to	28.71	236,178	1.11	1.25	to	1.65	2.09	to	1.68
AB International Value Class A Shares
12/31/2024	2,133	8.20	to	7.64	17,501	2.74	1.25	to	1.65	3.75	to	3.34
12/31/2023	2,067	7.91	to	7.39	16,346	0.70	1.25	to	1.65	13.72	to	13.27
12/31/2022	8,810	6.95	to	6.53	59,847	3.28	1.25	to	1.65	(14.68)	to	(15.02)
12/31/2021	9,255	8.15	to	7.68	73,863	2.04	1.25	to	1.65	9.70	to	9.27
12/31/2020	9,356	7.43	to	7.03	68,174	1.95	1.25	to	1.65	1.19	to	0.79
AB Large Cap Growth Class A Shares
12/31/2024	90,865	107.27	to	37.71	9,144,890	0.05	1.35	to	1.59	23.57	to	23.27
12/31/2023	97,802	86.81	to	30.59	7,993,533	-	1.35	to	1.59	33.32	to	33.00
12/31/2022	106,026	65.11	to	23.00	6,511,742	-	1.35	to	1.59	(29.47)	to	(29.64)
12/31/2021	112,428	92.31	to	32.68	9,694,972	-	1.35	to	1.59	27.24	to	26.94
12/31/2020	125,741	72.55	to	25.75	8,569,893	-	1.35	to	1.59	33.67	to	33.35
AB Relative Value Class A Shares
12/31/2024	12,592	42.40	to	41.35	523,164	1.45	1.25	to	1.65	11.61	to	11.16
12/31/2023	13,844	37.99	to	37.19	516,977	1.52	1.25	to	1.65	10.64	to	10.20
12/31/2022	14,112	34.34	to	33.75	477,856	1.20	1.25	to	1.65	(5.38)	to	(5.76)
12/31/2021	20,038	36.29	to	35.81	719,235	0.82	1.25	to	1.65	26.57	to	26.06
12/31/2020	21,274	28.67	to	28.41	605,278	1.63	1.25	to	1.65	1.44	to	1.04
AB Sustainable Global Thematic Growth Class A Shares
12/31/2024	183,923	19.53	to	19.53	3,592,588	-	1.35	to	1.35	4.78	to	4.78
12/31/2023	184,315	18.64	to	18.64	3,436,012	0.29	1.35	to	1.35	14.46	to	14.46
12/31/2022	185,020	16.29	to	16.29	3,013,441	-	1.35	to	1.35	(27.96)	to	(27.96)
12/31/2021	185,447	22.61	to	22.61	4,192,808	-	1.35	to	1.35	21.22	to	21.22
12/31/2020	186,418	18.65	to	18.65	3,476,890	0.65	1.35	to	1.35	37.54	to	37.54
American Funds - Asset Allocation Class 2 Shares
12/31/2024	16,293	35.47	to	32.72	534,057	2.19	1.40	to	1.80	14.81	to	14.35
12/31/2023	16,977	30.90	to	28.61	486,633	2.26	1.40	to	1.80	12.69	to	12.24
12/31/2022	17,086	27.42	to	25.49	436,388	1.31	1.40	to	1.80	(14.61)	to	(14.95)
12/31/2021	20,371	32.11	to	29.97	614,580	1.51	1.40	to	1.80	13.50	to	13.05
12/31/2020	21,572	28.29	to	26.51	575,562	1.68	1.40	to	1.80	10.89	to	10.45
American Funds - Growth Class 2 Shares
12/31/2024	30,080	82.14	to	75.76	2,369,803	0.34	1.40	to	1.80	29.79	to	29.27
12/31/2023	34,774	63.29	to	58.61	2,109,692	0.36	1.40	to	1.80	36.56	to	36.02
12/31/2022	41,032	46.35	to	43.09	1,827,966	0.23	1.40	to	1.80	(30.91)	to	(31.19)
12/31/2021	41,439	67.08	to	62.62	2,679,210	0.21	1.40	to	1.80	20.29	to	19.81
12/31/2020	50,158	55.76	to	52.26	2,700,936	0.32	1.40	to	1.80	49.97	to	49.37
American Funds - Growth-Income Class 2 Shares
12/31/2024	14,351	51.11	to	47.14	708,251	1.12	1.40	to	1.80	22.49	to	22.00
12/31/2023	14,479	41.73	to	38.64	584,373	1.37	1.40	to	1.80	24.39	to	23.90
12/31/2022	15,842	33.55	to	31.19	513,283	0.89	1.40	to	1.80	(17.65)	to	(17.98)
12/31/2021	19,030	40.74	to	38.02	750,616	1.11	1.40	to	1.80	22.37	to	21.88
12/31/2020	20,035	33.29	to	31.20	647,213	1.38	1.40	to	1.80	11.97	to	11.52

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

American Funds - International Class 2 Shares
12/31/2024	90,202	$23.27	to	$21.46	$2,005,188	1.16%	1.40%	to	1.80%	1.72%	to	1.31%
12/31/2023	93,634	22.88	to	21.19	2,052,765	1.31	1.40	to	1.80	14.24	to	13.78
12/31/2022	100,530	20.03	to	18.62	1,933,537	1.26	1.40	to	1.80	(21.89)	to	(22.20)
12/31/2021	106,549	25.64	to	23.93	2,630,840	2.38	1.40	to	1.80	(2.87)	to	(3.25)
12/31/2020	109,748	26.40	to	24.74	2,792,103	0.66	1.40	to	1.80	12.39	to	11.94
American Funds - The Bond Fund of America Class 2 Shares
12/31/2024	21,798	12.75	to	11.76	264,781	4.22	1.40	to	1.80	(0.26)	to	(0.66)
12/31/2023	20,293	12.78	to	11.84	247,728	2.93	1.40	to	1.80	3.56	to	3.15
12/31/2022	28,499	12.34	to	11.48	337,065	2.05	1.40	to	1.80	(13.79)	to	(14.14)
12/31/2021	32,191	14.32	to	13.37	443,820	1.35	1.40	to	1.80	(1.69)	to	(2.09)
12/31/2020	32,117	14.57	to	13.65	451,448	2.11	1.40	to	1.80	8.21	to	7.78
BlackRock Advantage Large Cap Core V.I. Class I Shares
12/31/2024	128,624	56.18	to	51.81	16,205,217	0.71	1.25	to	1.65	23.88	to	23.38
12/31/2023	149,530	45.35	to	42.00	14,631,788	0.85	1.25	to	1.65	23.68	to	23.19
12/31/2022	164,894	36.67	to	34.09	13,152,322	0.88	1.25	to	1.65	(20.98)	to	(21.30)
12/31/2021	190,959	46.40	to	43.32	19,662,062	1.48	1.25	to	1.65	26.85	to	26.34
12/31/2020	204,469	36.58	to	34.29	16,545,019	1.17	1.25	to	1.65	18.31	to	17.84
BlackRock Advantage Large Cap Value V.I. Class I Shares
12/31/2024	71,741	39.35	to	36.29	3,249,629	1.37	1.25	to	1.65	14.87	to	14.41
12/31/2023	91,208	34.25	to	31.72	3,607,894	1.53	1.25	to	1.65	12.29	to	11.85
12/31/2022	109,073	30.50	to	28.36	3,803,714	1.61	1.25	to	1.65	(9.30)	to	(9.66)
12/31/2021	112,341	33.63	to	31.39	4,318,662	1.61	1.25	to	1.65	24.95	to	24.45
12/31/2020	122,717	26.91	to	25.22	3,777,399	1.68	1.25	to	1.65	2.37	to	1.96
BlackRock Advantage SMID Cap V.I. Class I Shares
12/31/2024	76,275	42.19	to	38.91	9,626,467	0.74	1.25	to	1.65	10.66	to	10.21
12/31/2023	87,395	38.13	to	35.30	9,983,316	0.93	1.25	to	1.65	17.41	to	16.94
12/31/2022	102,286	32.47	to	30.19	9,848,612	0.90	1.25	to	1.65	(17.51)	to	(17.84)
12/31/2021	109,023	39.37	to	36.74	12,790,625	0.86	1.25	to	1.65	12.23	to	11.78
12/31/2020	116,102	35.08	to	32.87	12,193,424	1.17	1.25	to	1.65	18.47	to	18.00
BlackRock Basic Value V.I. Class I Shares
12/31/2024	142,769	36.13	to	33.32	12,841,211	2.01	1.25	to	1.65	9.00	to	8.56
12/31/2023	158,646	33.15	to	30.70	12,725,271	1.75	1.25	to	1.65	15.17	to	14.71
12/31/2022	181,328	28.78	to	26.76	12,505,672	1.35	1.25	to	1.65	(6.10)	to	(6.47)
12/31/2021	209,247	30.65	to	28.61	14,892,776	1.24	1.25	to	1.65	20.16	to	19.68
12/31/2020	235,720	25.51	to	23.91	13,792,741	2.41	1.25	to	1.65	2.14	to	1.74
BlackRock Equity Dividend V.I. Class I Shares
12/31/2024	11,327	94.61	to	94.61	1,071,675	2.55	1.35	to	1.35	8.58	to	8.58
12/31/2023	11,550	87.14	to	87.14	1,006,491	2.04	1.35	to	1.35	10.74	to	10.74
12/31/2022	12,477	78.69	to	78.69	981,867	1.68	1.35	to	1.35	(5.13)	to	(5.13)
12/31/2021	12,574	82.95	to	82.95	1,043,043	1.53	1.35	to	1.35	18.93	to	18.93
12/31/2020	14,012	69.75	to	69.75	977,292	2.22	1.35	to	1.35	2.52	to	2.52
BlackRock Global Allocation V.I. Class I Shares
12/31/2024	278,179	29.57	to	27.27	14,622,819	1.29	1.25	to	1.65	7.87	to	7.44
12/31/2023	315,054	27.41	to	25.39	15,390,734	2.18	1.25	to	1.65	11.43	to	10.99
12/31/2022	343,097	24.60	to	22.87	15,145,637	-	1.25	to	1.65	(16.90)	to	(17.23)
12/31/2021	382,676	29.60	to	27.63	20,433,926	0.90	1.25	to	1.65	5.35	to	4.93
12/31/2020	417,538	28.10	to	26.34	21,312,942	1.28	1.25	to	1.65	19.51	to	19.03
BlackRock Government Money Market V.I. Class I Shares
12/31/2024	592,628	10.54	to	9.72	8,009,930	4.89	1.25	to	1.65	3.70	to	3.29
12/31/2023	563,915	10.17	to	9.41	7,301,207	4.79	1.25	to	1.65	3.55	to	3.14
12/31/2022	453,505	9.82	to	9.13	5,784,634	1.35	1.25	to	1.65	0.15	to	(0.25)
12/31/2021	492,902	9.80	to	9.15	6,273,958	-	1.25	to	1.65	(1.24)	to	(1.63)
12/31/2020	529,499	9.92	to	9.30	6,850,179	0.30	1.25	to	1.65	(0.91)	to	(1.30)

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

BlackRock High Yield V.I. Class I Shares
12/31/2024	84,283	$25.86	to	$23.85	$3,374,494	6.95%	1.25%	to	1.65%	6.91%	to	6.49%
12/31/2023	101,497	24.18	to	22.40	3,857,861	6.56	1.25	to	1.65	11.79	to	11.34
12/31/2022	107,469	21.63	to	20.11	3,691,849	4.83	1.25	to	1.65	(11.45)	to	(11.81)
12/31/2021	118,903	24.43	to	22.81	4,527,498	4.52	1.25	to	1.65	4.02	to	3.60
12/31/2020	125,994	23.49	to	22.01	4,638,566	5.31	1.25	to	1.65	5.96	to	5.54
BlackRock International V.I. Class I Shares
12/31/2024	143,669	20.50	to	18.91	3,526,699	0.55	1.25	to	1.65	(0.88)	to	(1.28)
12/31/2023	160,614	20.68	to	19.15	3,968,249	0.86	1.25	to	1.65	17.55	to	17.08
12/31/2022	171,049	17.59	to	16.36	3,603,236	0.80	1.25	to	1.65	(25.55)	to	(25.85)
12/31/2021	181,167	23.63	to	22.06	5,152,175	0.64	1.25	to	1.65	7.33	to	6.90
12/31/2020	202,039	22.02	to	20.64	5,369,864	0.51	1.25	to	1.65	19.82	to	19.34
BlackRock Large Cap Focus Growth V.I. Class I Shares
12/31/2024	95,352	73.03	to	67.36	5,808,220	-	1.25	to	1.65	30.06	to	29.54
12/31/2023	104,457	56.15	to	52.00	4,897,202	-	1.25	to	1.65	50.97	to	50.37
12/31/2022	114,450	37.19	to	34.58	3,555,942	-	1.25	to	1.65	(38.88)	to	(39.12)
12/31/2021	122,627	60.85	to	56.80	6,237,977	-	1.25	to	1.65	16.62	to	16.16
12/31/2020	131,764	52.18	to	48.90	5,751,294	-	1.25	to	1.65	41.96	to	41.39
BlackRock Managed Volatility V.I. Class I Shares
12/31/2024	30,984	31.68	to	31.68	981,516	0.24	1.35	to	1.35	10.49	to	10.49
12/31/2023	37,232	28.67	to	28.67	1,067,523	8.22	1.35	to	1.35	1.81	to	1.81
12/31/2022	42,115	28.16	to	28.16	1,185,999	-	1.35	to	1.35	4.79	to	4.79
12/31/2021	43,430	26.87	to	26.87	1,167,151	0.68	1.35	to	1.35	(0.67)	to	(0.67)
12/31/2020	46,572	27.06	to	27.06	1,259,996	3.84	1.35	to	1.35	2.18	to	2.18
BlackRock S&P 500 Index V.I. Class I Shares
12/31/2024	372,223	57.85	to	53.35	28,572,456	1.30	1.25	to	1.65	23.28	to	22.78
12/31/2023	381,576	46.93	to	43.45	23,872,975	1.39	1.25	to	1.65	24.66	to	24.16
12/31/2022	390,603	37.64	to	35.00	19,617,519	1.39	1.25	to	1.65	(19.24)	to	(19.57)
12/31/2021	401,912	46.61	to	43.51	25,037,938	1.31	1.25	to	1.65	26.94	to	26.43
12/31/2020	429,735	36.72	to	34.41	21,213,967	1.83	1.25	to	1.65	16.77	to	16.31
BlackRock Total Return V.I. Class I Shares
12/31/2024	256,401	13.73	to	12.66	4,965,458	4.46	1.25	to	1.65	0.12	to	(0.28)
12/31/2023	277,589	13.72	to	12.70	5,394,423	3.89	1.25	to	1.65	4.51	to	4.10
12/31/2022	305,560	13.12	to	12.20	5,854,295	2.16	1.25	to	1.65	(15.12)	to	(15.46)
12/31/2021	338,021	15.46	to	14.43	7,588,945	1.68	1.25	to	1.65	(2.66)	to	(3.05)
12/31/2020	354,597	15.88	to	14.88	8,201,459	2.19	1.25	to	1.65	7.54	to	7.11
Davis Equity
12/31/2024	105,604	39.06	to	36.03	3,974,130	1.06	1.25	to	1.65	16.58	to	16.11
12/31/2023	116,911	33.51	to	31.03	3,774,366	1.31	1.25	to	1.65	30.99	to	30.47
12/31/2022	138,296	25.58	to	23.78	3,410,072	1.17	1.25	to	1.65	(21.12)	to	(21.44)
12/31/2021	147,447	32.43	to	30.27	4,617,478	0.58	1.25	to	1.65	16.39	to	15.92
12/31/2020	162,116	27.87	to	26.11	4,374,129	0.71	1.25	to	1.65	10.33	to	9.89
Eaton Vance VT Floating-Rate Income
12/31/2024	37,083	17.26	to	15.92	597,415	7.87	1.15	to	1.55	6.44	to	6.02
12/31/2023	34,756	16.21	to	15.01	528,040	8.19	1.15	to	1.55	9.94	to	9.51
12/31/2022	41,950	14.75	to	13.71	584,058	3.24	1.15	to	1.55	(3.85)	to	(4.23)
12/31/2021	51,667	15.34	to	14.32	750,325	2.90	1.15	to	1.55	2.44	to	2.03
12/31/2020	48,313	14.97	to	14.03	687,256	3.29	1.15	to	1.55	0.83	to	0.43
Federated Hermes Kaufmann II Primary Shares
12/31/2024	22,250	46.83	to	43.19	999,087	0.89	1.25	to	1.65	15.59	to	15.13
12/31/2023	27,536	40.52	to	37.52	1,068,808	-	1.25	to	1.65	13.80	to	13.35
12/31/2022	30,745	35.60	to	33.10	1,048,561	-	1.25	to	1.65	(30.96)	to	(31.23)
12/31/2021	33,142	51.57	to	48.14	1,639,600	-	1.25	to	1.65	1.24	to	0.83
12/31/2020	35,068	50.94	to	47.74	1,715,858	-	1.25	to	1.65	27.19	to	26.69

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Federated Hermes Managed Volatility II Primary Shares
12/31/2024	11,100	$13.28	to	$12.94	$145,790	2.20%	1.25%	to	1.65%	14.11%	to	13.66%
12/31/2023	11,601	11.63	to	11.39	133,752	1.89	1.25	to	1.65	7.34	to	6.91
12/31/2022	12,236	10.84	to	10.65	131,657	1.51	1.25	to	1.65	(14.82)	to	(15.16)
12/31/2021	12,678	12.73	to	12.56	160,426	1.78	1.25	to	1.65	17.04	to	16.57
12/31/2020	13,600	10.87	to	10.77	147,287	2.60	1.25	to	1.65	(0.32)	to	(0.72)
Franklin Templeton Foreign Class 2 Shares
12/31/2024	5,807	18.00	to	16.60	101,368	2.22	1.15	to	1.55	(2.14)	to	(2.53)
12/31/2023	7,270	18.39	to	17.03	128,815	3.13	1.15	to	1.55	19.38	to	18.91
12/31/2022	10,207	15.40	to	14.32	151,761	2.20	1.15	to	1.55	(8.66)	to	(9.02)
12/31/2021	10,443	16.87	to	15.74	170,343	1.62	1.15	to	1.55	2.97	to	2.56
12/31/2020	15,286	16.38	to	15.35	242,557	3.38	1.15	to	1.55	(2.29)	to	(2.68)
Franklin Templeton Growth Class 2 Shares
12/31/2024	2,581	20.76	to	19.14	50,101	0.93	1.15	to	1.55	4.19	to	3.77
12/31/2023	2,881	19.92	to	18.45	53,801	3.09	1.15	to	1.55	19.63	to	19.15
12/31/2022	7,165	16.65	to	15.48	113,765	0.11	1.15	to	1.55	(12.51)	to	(12.86)
12/31/2021	7,180	19.03	to	17.77	130,722	1.10	1.15	to	1.55	3.67	to	3.26
12/31/2020	7,683	18.36	to	17.21	135,083	2.99	1.15	to	1.55	4.59	to	4.17
Invesco V.I. American Franchise Series I Shares
12/31/2024	28,727	46.95	to	26.78	1,329,334	-	1.35	to	1.59	33.07	to	32.75
12/31/2023	32,545	35.28	to	20.17	1,133,756	-	1.35	to	1.59	39.04	to	38.71
12/31/2022	34,395	25.38	to	14.54	862,357	-	1.35	to	1.59	(32.04)	to	(32.20)
12/31/2021	43,906	37.34	to	21.45	1,621,286	-	1.35	to	1.59	10.43	to	10.16
12/31/2020	48,312	33.81	to	19.47	1,617,246	0.07	1.35	to	1.59	40.45	to	40.11
Invesco V.I. American Value Series I Shares
12/31/2024	-	14.86	to	14.65	-	-	1.25	to	1.65	28.78	to	28.27
12/31/2023	-	11.54	to	11.42	-	-	1.25	to	1.65	14.17	to	13.71
12/31/2022	-	10.11	to	10.04	-	-	1.25	to	1.65	(3.82)	to	(4.20)
12/31/2021(1)	-	10.51	to	10.48	-	-	1.25	to	1.65	-	to	-
Invesco V.I. Comstock Series I Shares
12/31/2024	89,857	41.81	to	38.56	3,739,494	1.70	1.25	to	1.65	13.74	to	13.28
12/31/2023	100,405	36.76	to	34.04	3,681,724	1.82	1.25	to	1.65	10.97	to	10.53
12/31/2022	116,156	33.12	to	30.79	3,833,950	1.42	1.25	to	1.65	(0.13)	to	(0.53)
12/31/2021	127,445	33.17	to	30.96	4,209,470	1.72	1.25	to	1.65	31.70	to	31.18
12/31/2020	165,258	25.18	to	23.60	4,138,477	2.49	1.25	to	1.65	(2.08)	to	(2.48)
Invesco V.I. EQV International Equity Series I Shares
12/31/2024	30,061	30.00	to	16.64	522,251	1.76	1.55	to	1.59	(0.94)	to	(0.98)
12/31/2023	28,377	30.28	to	16.80	504,807	0.20	1.55	to	1.59	16.33	to	16.29
12/31/2022	29,912	26.03	to	14.45	462,300	1.75	1.55	to	1.59	(19.56)	to	(19.59)
12/31/2021	30,909	32.36	to	17.97	599,264	1.28	1.55	to	1.59	4.26	to	4.22
12/31/2020	32,597	31.04	to	17.24	603,367	2.35	1.55	to	1.59	12.24	to	12.20
Invesco V.I. Main Street Series II Shares
12/31/2024	-	47.31	to	43.63	-	-	1.15	to	1.55	21.97	to	21.49
12/31/2023	-	38.78	to	35.91	-	-	1.15	to	1.55	21.43	to	20.95
12/31/2022	1,274	31.94	to	29.69	37,820	0.80	1.15	to	1.55	(21.22)	to	(21.53)
12/31/2021	1,372	40.54	to	37.84	51,929	0.51	1.15	to	1.55	25.78	to	25.28
12/31/2020	1,410	32.23	to	30.21	42,588	1.22	1.15	to	1.55	12.39	to	11.94
Invesco V.I. Main Street Mid Cap Series I Shares
12/31/2024	2,160	35.14	to	32.41	71,448	0.27	1.25	to	1.65	15.61	to	15.14
12/31/2023	4,488	30.39	to	28.15	127,756	0.29	1.25	to	1.65	13.05	to	12.60
12/31/2022	4,596	26.89	to	25.00	116,080	0.25	1.25	to	1.65	(15.32)	to	(15.66)
12/31/2021	4,751	31.75	to	29.64	142,206	0.40	1.25	to	1.65	21.71	to	21.23
12/31/2020	5,858	26.09	to	24.45	145,040	0.74	1.25	to	1.65	7.89	to	7.46

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Janus Henderson - Enterprise Service Shares
12/31/2024	1,048	$52.16	to	$48.58	$52,772	0.63%	1.15%	to	1.55%	14.00%	to	13.54%
12/31/2023	1,050	45.76	to	42.78	46,505	0.09	1.15	to	1.55	16.43	to	15.97
12/31/2022	1,053	39.30	to	36.89	40,141	0.19	1.15	to	1.55	(17.11)	to	(17.44)
12/31/2021	1,057	47.41	to	44.68	48,676	0.24	1.15	to	1.55	15.21	to	14.75
12/31/2020	1,059	41.15	to	38.94	42,437	0.04	1.15	to	1.55	17.82	to	17.35
Janus Henderson - Forty Service Shares
12/31/2024	3,971	65.39	to	60.89	245,838	0.01	1.15	to	1.55	26.67	to	26.16
12/31/2023	4,161	51.62	to	48.27	204,108	0.12	1.15	to	1.55	38.06	to	37.51
12/31/2022	4,407	37.39	to	35.10	157,199	0.04	1.15	to	1.55	(34.49)	to	(34.75)
12/31/2021	4,489	57.08	to	53.79	244,878	0.53	1.15	to	1.55	21.20	to	20.72
12/31/2020	4,700	47.09	to	44.56	212,308	0.63	1.15	to	1.55	37.45	to	36.90
LVIP American Century Ultra Standard Class II Shares
12/31/2024(1)	27,851	12.05	to	12.01	335,264	-	1.25	to	1.65	-	to	-
MFS® Growth Initial Class
12/31/2024	92,675	102.59	to	34.36	6,720,496	-	1.35	to	1.59	29.69	to	29.38
12/31/2023	102,910	79.10	to	26.56	5,727,476	-	1.35	to	1.59	34.05	to	33.73
12/31/2022	114,404	59.01	to	19.86	4,722,990	-	1.35	to	1.59	(32.55)	to	(32.71)
12/31/2021	116,088	87.49	to	29.52	7,343,556	-	1.35	to	1.59	21.88	to	21.58
12/31/2020	128,477	71.78	to	24.28	6,591,990	-	1.35	to	1.59	30.09	to	29.78
PIMCO CommodityRealReturn® Strategy Administrative Class
12/31/2024	30,788	8.52	to	7.86	248,562	2.20	1.25	to	1.65	2.86	to	2.45
12/31/2023	29,610	8.28	to	7.67	233,567	15.73	1.25	to	1.65	(9.00)	to	(9.36)
12/31/2022	28,462	9.10	to	8.46	247,627	16.37	1.25	to	1.65	7.27	to	6.84
12/31/2021	39,476	8.49	to	7.92	320,954	4.15	1.25	to	1.65	31.69	to	31.16
12/31/2020	52,276	6.44	to	6.04	323,071	6.41	1.25	to	1.65	0.09	to	(0.31)
PIMCO Low Duration Administrative Class
12/31/2024	114,941	12.38	to	11.53	1,368,055	3.99	1.25	to	1.65	3.19	to	2.78
12/31/2023	116,310	12.00	to	11.22	1,344,173	3.60	1.25	to	1.65	3.67	to	3.26
12/31/2022	120,683	11.57	to	10.86	1,348,480	1.16	1.25	to	1.65	(6.91)	to	(7.28)
12/31/2021	149,865	12.43	to	11.72	1,802,941	0.52	1.25	to	1.65	(2.16)	to	(2.55)
12/31/2020	157,140	12.70	to	12.02	1,933,402	1.22	1.25	to	1.65	1.71	to	1.31
PIMCO Real Return Administrative Class
12/31/2024	66,386	15.19	to	14.01	964,628	2.62	1.25	to	1.65	0.86	to	0.45
12/31/2023	68,013	15.06	to	13.95	981,374	3.00	1.25	to	1.65	2.39	to	1.98
12/31/2022	69,454	14.71	to	13.68	980,706	5.13	1.25	to	1.65	(13.00)	to	(13.34)
12/31/2021	81,613	16.91	to	15.78	1,327,171	4.96	1.25	to	1.65	4.27	to	3.86
12/31/2020	91,824	16.21	to	15.20	1,433,342	1.40	1.25	to	1.65	10.33	to	9.89
PIMCO Total Return Administrative Class
12/31/2024	400,107	15.91	to	14.68	6,762,755	4.04	1.25	to	1.65	1.25	to	0.85
12/31/2023	449,025	15.72	to	14.55	7,525,470	3.57	1.25	to	1.65	4.62	to	4.20
12/31/2022	456,924	15.02	to	13.97	7,334,072	2.34	1.25	to	1.65	(15.36)	to	(15.70)
12/31/2021	525,788	17.75	to	16.57	10,007,158	1.82	1.25	to	1.65	(2.49)	to	(2.88)
12/31/2020	561,869	18.20	to	17.06	11,009,997	2.13	1.25	to	1.65	7.30	to	6.87
Pioneer High Yield VCT Class II Shares
12/31/2024	2,492	21.17	to	19.53	51,236	5.53	1.20	to	1.60	7.21	to	6.78
12/31/2023	2,514	19.75	to	18.29	48,254	5.30	1.20	to	1.60	9.67	to	9.24
12/31/2022	7,719	18.01	to	16.74	134,415	3.46	1.20	to	1.60	(12.49)	to	(12.84)
12/31/2021	8,791	20.58	to	19.21	175,140	4.87	1.20	to	1.60	4.19	to	3.77
12/31/2020	8,752	19.75	to	18.51	167,767	5.16	1.20	to	1.60	0.76	to	0.36

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA Aegon Sustainable Equity Income Service Class
12/31/2024	109,657	$17.35	to	$16.61	$1,852,952	1.82%	1.25%	to	1.65%	15.14%	to	14.68%
12/31/2023	128,721	15.07	to	14.48	1,893,791	1.94	1.25	to	1.65	4.69	to	4.27
12/31/2022	127,773	14.39	to	13.89	1,799,940	1.39	1.25	to	1.65	(12.94)	to	(13.28)
12/31/2021	149,330	16.53	to	16.02	2,422,391	1.84	1.25	to	1.65	20.60	to	20.12
12/31/2020	187,957	13.71	to	13.34	2,532,587	2.92	1.25	to	1.65	(8.74)	to	(9.10)
TA BlackRock iShares Edge 40 Service Class
12/31/2024	-	13.55	to	12.67	-	-	1.25	to	1.65	5.15	to	4.72
12/31/2023	-	12.89	to	12.10	-	-	1.25	to	1.65	7.72	to	7.29
12/31/2022	-	11.97	to	11.28	-	-	1.25	to	1.65	(15.50)	to	(15.84)
12/31/2021	-	14.16	to	13.40	-	-	1.25	to	1.65	4.46	to	4.04
12/31/2020	-	13.56	to	12.88	-	-	1.25	to	1.65	8.09	to	7.66
TA International Focus Initial Class
12/31/2024	83,281	12.05	to	12.05	1,003,766	2.31	1.35	to	1.35	(2.39)	to	(2.39)
12/31/2023	87,439	12.35	to	12.35	1,079,639	2.00	1.35	to	1.35	11.03	to	11.03
12/31/2022	94,237	11.12	to	11.12	1,047,982	2.98	1.35	to	1.35	(21.11)	to	(21.11)
12/31/2021	97,255	14.10	to	14.10	1,371,043	1.22	1.35	to	1.35	9.33	to	9.33
12/31/2020	112,740	12.89	to	12.89	1,453,681	2.27	1.35	to	1.35	19.28	to	19.28
TA Janus Balanced Service Class
12/31/2024	7,671	17.97	to	17.42	135,751	1.74	1.25	to	1.65	13.42	to	12.96
12/31/2023	7,927	15.85	to	15.42	123,930	1.15	1.25	to	1.65	13.59	to	13.14
12/31/2022	8,355	13.95	to	13.63	115,220	0.59	1.25	to	1.65	(17.80)	to	(18.13)
12/31/2021	9,030	16.97	to	16.65	151,806	1.11	1.25	to	1.65	14.01	to	13.55
12/31/2020	8,985	14.89	to	14.66	132,756	1.50	1.25	to	1.65	12.89	to	12.44
TA Janus Mid-Cap Growth Service Class
12/31/2024	30,569	31.55	to	29.96	934,753	-	1.25	to	1.65	12.64	to	12.19
12/31/2023	33,958	28.01	to	26.70	924,407	-	1.25	to	1.65	15.35	to	14.90
12/31/2022	36,368	24.28	to	23.24	860,412	-	1.25	to	1.65	(17.96)	to	(18.29)
12/31/2021	40,962	29.60	to	28.44	1,183,926	0.10	1.25	to	1.65	15.54	to	15.08
12/31/2020	48,299	25.62	to	24.72	1,210,595	0.04	1.25	to	1.65	17.45	to	16.99
TA JPMorgan Enhanced Index Initial Class
12/31/2024	431,905	24.97	to	24.40	10,679,737	0.68	1.15	to	1.59	22.81	to	22.31
12/31/2023	2,344	20.33	to	19.82	46,691	0.82	1.15	to	1.55	26.21	to	25.71
12/31/2022	2,352	16.11	to	15.77	37,227	0.48	1.15	to	1.55	(19.28)	to	(19.61)
12/31/2021	2,359	19.96	to	19.61	46,411	0.78	1.15	to	1.55	28.63	to	28.12
12/31/2020	2,369	15.52	to	15.31	36,352	1.46	1.15	to	1.55	18.79	to	18.32
TA Morgan Stanley Global Allocation Service Class
12/31/2024	1,336	13.49	to	13.45	17,963	4.66	1.55	to	1.59	5.21	to	5.17
12/31/2023	1,336	12.82	to	12.79	17,080	-	1.55	to	1.59	11.94	to	11.90
12/31/2022	2,671	11.45	to	11.43	30,529	0.08	1.55	to	1.59	(19.03)	to	(19.06)
12/31/2021	2,766	14.15	to	14.12	39,050	0.48	1.55	to	1.59	6.51	to	6.47
12/31/2020	2,878	13.28	to	13.26	38,165	1.28	1.55	to	1.59	16.52	to	16.47
TA Multi-Managed Balanced Service Class
12/31/2024	3,853	17.80	to	17.26	67,548	1.69	1.25	to	1.65	13.21	to	12.76
12/31/2023	4,319	15.73	to	15.31	67,007	1.31	1.25	to	1.65	16.97	to	16.50
12/31/2022	4,863	13.45	to	13.14	64,638	1.20	1.25	to	1.65	(17.52)	to	(17.85)
12/31/2021	-	16.30	to	15.99	-	-	1.25	to	1.65	15.34	to	14.88
12/31/2020	-	14.13	to	13.92	-	-	1.25	to	1.65	14.17	to	13.71
TA Small/Mid Cap Value Service Class
12/31/2024	45,256	33.05	to	30.90	1,431,223	0.76	1.25	to	1.65	7.21	to	6.78
12/31/2023	48,207	30.82	to	28.94	1,426,309	0.83	1.25	to	1.65	10.76	to	10.32
12/31/2022	49,758	27.83	to	26.23	1,333,108	0.23	1.25	to	1.65	(9.66)	to	(10.02)
12/31/2021	59,367	30.81	to	29.15	1,765,992	0.47	1.25	to	1.65	26.23	to	25.73
12/31/2020	76,504	24.41	to	23.19	1,805,989	1.04	1.25	to	1.65	2.45	to	2.04

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA T. Rowe Price Small Cap Initial Class
12/31/2024	36,836	$18.44	to	$17.86	$658,988	-%	1.15%	to	1.59%	11.48%	to	10.99%
12/31/2023	38,513	16.54	to	16.09	620,563	-	1.15	to	1.59	19.82	to	19.29
12/31/2022	41,056	13.81	to	13.49	554,399	-	1.15	to	1.59	(23.27)	to	(23.61)
12/31/2021	42,198	18.00	to	17.65	745,895	-	1.15	to	1.59	10.10	to	9.62
12/31/2020	50,410	16.35	to	16.10	812,799	-	1.15	to	1.59	22.15	to	21.61
TA TSW International Equity Service Class
12/31/2024	6,955	12.20	to	11.84	83,464	2.57	1.15	to	1.55	1.93	to	1.52
12/31/2023	8,077	11.96	to	11.66	95,421	0.83	1.15	to	1.55	13.94	to	13.49
12/31/2022	8,388	10.50	to	10.28	87,121	2.25	1.15	to	1.55	(15.61)	to	(15.95)
12/31/2021	8,956	12.44	to	12.23	110,469	1.65	1.15	to	1.55	11.91	to	11.46
12/31/2020	9,283	11.12	to	10.97	102,513	2.87	1.15	to	1.55	4.99	to	4.57
TA WMC US Growth Initial Class
12/31/2024	583	49.68	to	46.39	28,021	0.01	1.15	to	1.55	27.51	to	27.00
12/31/2023(1)	589	38.96	to	36.53	22,218	0.04	1.15	to	1.55	-	to	-
TA WMC US Growth Service Class
12/31/2024	34,514	49.49	to	46.27	1,641,185	-	1.15	to	1.55	27.21	to	26.70
12/31/2023	44,070	38.90	to	36.52	1,651,826	-	1.15	to	1.55	40.11	to	39.55
12/31/2022	55,711	27.76	to	26.17	1,493,662	-	1.15	to	1.55	(32.30)	to	(32.57)
12/31/2021	54,416	41.01	to	38.81	2,158,612	-	1.15	to	1.55	19.00	to	18.52
12/31/2020	66,737	34.46	to	32.74	2,227,862	-	1.15	to	1.55	35.37	to	34.83
Wanger Acorn
12/31/2024	10,901	42.19	to	38.91	437,892	-	1.25	to	1.65	12.75	to	12.30
12/31/2023	13,161	37.42	to	34.65	469,031	-	1.25	to	1.65	20.23	to	19.75
12/31/2022	17,160	31.13	to	28.94	511,071	-	1.25	to	1.65	(34.29)	to	(34.55)
12/31/2021	16,652	47.37	to	44.21	756,576	0.75	1.25	to	1.65	7.55	to	7.12
12/31/2020	18,055	44.04	to	41.28	763,842	-	1.25	to	1.65	22.69	to	22.20
Wanger International
12/31/2024	64,038	15.26	to	14.21	937,318	1.36	1.25	to	1.65	(9.40)	to	(9.76)
12/31/2023	70,853	16.84	to	15.75	1,143,729	0.33	1.25	to	1.65	15.51	to	15.05
12/31/2022	72,786	14.58	to	13.69	1,020,239	0.66	1.25	to	1.65	(34.67)	to	(34.93)
12/31/2021	66,557	22.32	to	21.04	1,431,674	0.56	1.25	to	1.65	17.33	to	16.87
12/31/2020	78,714	19.02	to	18.00	1,445,359	2.22	1.25	to	1.65	12.94	to	12.49

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2024

6. Administrative and Mortality and Expense Risk Charges

TFLIC deducts an annual charge during the accumulation phase, not to exceed $75, proportionately from the subaccounts’ unit values. An annual charge ranging from 1.25% to 1.65% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TFLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

In addition to M&E, the following subaccounts are assessed a fund fee or credit:

Subaccount	Fund Fee/Credit
American Funds - Asset Allocation Class 2 Shares	0.15%
American Funds - Growth Class 2 Shares	0.15%
American Funds - Growth-Income Class 2 Shares	0.15%
American Funds - International Class 2 Shares	0.15%
American Funds - The Bond Fund of America Class 2 Shares	0.15%
Eaton Vance VT Floating-Rate Income	-0.10%
Franklin Templeton Foreign Class 2 Shares	-0.10%
Franklin Templeton Growth Class 2 Shares	-0.10%
Invesco V.I. Main Street Series II Shares	-0.10%
Janus Henderson - Enterprise Service Shares	-0.10%
Janus Henderson - Forty Service Shares	-0.10%
Pioneer High Yield VCT Class II Shares	-0.10%
TA JPMorgan Enhanced Index Initial Class	-0.10%
TA T. Rowe Price Small Cap Initial Class	-0.10%
TA TSW International Equity Service Class	-0.10%
TA WMC US Growth Initial Class	-0.10%
TA WMC US Growth Service Class	-0.10%

7. Income Tax

Operations of the Separate Account form a part of TFLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TFLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TFLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TFLIC, as long as earnings are credited under the variable annuity contracts.

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2024

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TFLIC and an indirect wholly owned subsidiary of Aegon Ltd. TCI distributes TFLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TFLIC and indirect wholly owned subsidiaries of Aegon Ltd. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2024

10. Segment Reporting

Each fund of the Separate Account constitutes a single operating segment and therefore, a single reportable segment because the Chief Operating Decision Maker (CODM) manages the activities of the Separate Account using information of each fund. The Separate Account is engaged in a single line of business as a registered unit investment trust. The Separate Account is a funding vehicle for individual variable annuity contracts with the assets owned by TFLIC to support the liabilities of the applicable insurance contracts. The subaccounts have identified the President and Chief Operating Officer as the CODM as the Separate Account does not have employees and is not a separate legal entity.

The CODM uses increase (decrease) in net assets from operations as their performance measure in order to make operational decisions while monitoring the net assets of each of the funds within the Separate Account. The Accounting policies used to measure profit and loss of the segments are the same as those described in the Summary of Significant Accounting Policies (see note 2). The measure of segment assets is reported on the balance sheet as total consolidated assets. Refer to the Statements of Operations and Changes in Net Assets for each fund’s operating segment and related footnotes for significant expenses principle and the existing segment requirements as of December 31, 2024 and for the year ended December 31, 2024 and December 31, 2023.